                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                             AIM MID CAP EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

     Supplement dated March 15, 2002 to the Prospectus dated March 15, 2002

AIM SMALL CAP GROWTH FUND

The fund will close to new investors other than those outlined below effective on the close of business on March 18, 2002. At that time, the changes outlined below will be effective.

The information appearing under the headings "OTHER INFORMATION - FUTURE FUND CLOSURE" and the heading "FUTURE FUND CLOSURE" on page 8 of the Prospectus are deleted in their entirety and replaced with the following:

"FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund will discontinue public sales of its shares to new investors on the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

The following types of investors may continue to invest in the fund if they are invested in the fund on the date the fund discontinues sales to new investors and remain invested in the fund after that date:

     (i)    Existing shareholders of the fund;
     (ii) Existing shareholders of the fund who open other accounts in their name;
     (iii)  The following plans and programs:
            o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code)";
            o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;
            o  Retirement plans maintained pursuant to Section 457 of the Code;
            o  Non qualified deferred compensation plans maintained pursuant to
               Section 83 of the Code; and
            o  Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

The following types of investors may open new accounts in the fund, if approved by the distributor:

            o  Retirement plans maintained pursuant to Section 401 of the Code;
            o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;
            o  Retirement plans maintained pursuant to Section 457 of the Code;
            o  Non qualified deferred compensation plans maintained pursuant to
               Section 83 of the Code; and
            o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

During this closed period, the fund may impose different standards for additional investments.

The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders."

      AIM BASIC VALUE FUND
      AIM MID CAP EQUITY FUND
      AIM SMALL CAP GROWTH FUND
      --------------------------------------------------------------------------

      INSTITUTIONAL CLASSES

      PROSPECTUS
      MARCH 15, 2002

                                     AIM Basic Value Fund seeks to
                                     provide long-term growth of capital.

                                     AIM Mid Cap Equity Fund seeks to
                                     provide long-term growth of capital.

                                     AIM Small Cap Growth Fund seeks to
                                     provide long-term growth of capital.

                                     This prospectus contains important
                                     information about the Institutional
                                     Class shares of the funds. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
-------------------------------------------------------

AIM Basic Value Fund                                 1

AIM Mid Cap Equity Fund                              1

AIM Small Cap Growth Fund                            1

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            2
-------------------------------------------------------

PERFORMANCE INFORMATION                              3
-------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    5

FEE TABLE AND EXPENSE EXAMPLE                        6
-------------------------------------------------------

Fee Table                                            6

Expense Example                                      6

FUND MANAGEMENT                                      7
-------------------------------------------------------

The Advisor                                          7

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    8
-------------------------------------------------------

Dividends and Distributions                          8

Suitability for Investors                            8

Future Fund Closure                                  8

FINANCIAL HIGHLIGHTS                                 9
-------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
-------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
-------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM BASIC VALUE FUND (BASIC VALUE)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

  In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM MID CAP EQUITY FUND (MID CAP EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap(TM) Index.

  The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers or in investment-grade debt securities of U.S. issuers. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high quality debt securities.

  In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000--Registered Trademark-- Index.

  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

  In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

ALL FUNDS

Each fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the funds may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, a fund may not achieve its investment objective.

  Mid Cap Equity may maintain a larger position in cash or liquid assets, which could detract from the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

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           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MID CAP EQUITY

To the extent Mid Cap Equity holds cash or liquid assets rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

SMALL CAP GROWTH

The prices of equity securities can change in response to many factors (as discussed above).

  This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

  If the seller of a repurchase agreement in which a fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Institutional Class shares of the funds were first made available for public sale on March 15, 2002.

  The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar charts show changes in the performance of each fund's Class A shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

BASIC VALUE--CLASS A

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1996....................................  15.12%
1997....................................  27.23%
1998....................................   7.02%
1999....................................  32.04%
2000....................................  20.25%
2001....................................   0.13%

MID CAP EQUITY--CLASS A

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1992....................................  31.74%
1993....................................   8.34%
1994....................................  15.69%
1995....................................  23.23%
1996....................................  15.65%
1997....................................  14.05%
1998....................................  -4.71%
1999....................................  37.13%
2000....................................  18.81%
2001....................................   0.52%

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
SMALL CAP GROWTH--CLASS A

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1996....................................   13.81%
1997....................................   16.22%
1998....................................   23.15%
1999....................................   90.64%
2000....................................   -0.74%
2001....................................  -13.79%

  During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns of each fund's Class A shares were as follows:

                                                   HIGHEST QUARTERLY RETURN       LOWEST QUARTERLY RETURN
FUND                                                   (QUARTER ENDED)                (QUARTER ENDED)
------------------------------------------------------------------------------------------------------------
Basic Value--Class A                              21.10% (June 30, 1999)       -17.33% (September 30, 2001)
Mid Cap Equity--Class A                           28.40% (December 31, 1999)   -25.00% (September 30, 1998)
Small Cap Growth--Class A                         38.10% (December 31, 1999)   -24.41% (September 30, 2001)
------------------------------------------------------------------------------------------------------------

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's Class A shares performance to that of a broad-based securities market index. Each fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------
(for the periods ended                1              5               10              SINCE            INCEPTION
December 31, 2001)                   YEAR          YEARS           YEARS            INCEPTION           DATE
--------------------------------------------------------------------------------------------------------------
Basic Value--Class A                                                                                  10/18/95
  Return Before Taxes               (5.37)%         15.39%             --             16.86%
  Return After Taxes on
     Distributions                  (5.38)          14.46              --             16.08
  Return After Taxes on
     Distributions and Sale of
     Fund shares                    (3.26)          12.33              --             13.87
Russell 1000--Registered
  Trademark-- Index(1)              (12.45)         10.50           12.84             13.12(4)        10/31/95(4)
  (reflects no deduction for fees,
     expenses, or taxes)
Mid Cap Equity--Class A                                                                               06/09/87
  Return Before Taxes               (5.01)          10.96           14.75             13.64
  Return After Taxes on
     Distributions                  (5.46)           7.79           11.37             11.04
  Return After Taxes on
     Distributions and Sale of
     Fund shares                    (3.01)           7.42           10.73             10.44
Russell Midcap(TM) Index(2)         (5.62)          11.40           13.58             12.77           05/31/87(4)
  (reflects no deduction for fees,
     expenses, or taxes)
Small Cap Growth--Class A                                                                             10/18/95
  Return Before Taxes               (18.52)         17.15              --             16.59
  Return After Taxes on
     Distributions                  (18.55)         16.09              --             15.24
  Return After Taxes on
     Distributions and Sale of
     Fund shares                    (11.28)         13.92              --             13.34
Russell 2000--Registered
  Trademark-- Index(3)               2.49            7.52              --              9.91(4)        10/31/95(4)
  (reflects no deduction for fees,
     expenses, or taxes)
--------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark--Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The Russell Midcap(TM) Index measures the performance of the smallest 800 companies in the Russell 1000--Registered Trademark-- Index. These companies are considered representative of medium-sized companies.
(3) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark--Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(4) The average annual total return given is since the date closest to the inception date of the Class A shares of each fund.

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
-----------------------------------------------------
(fees paid directly from  BASIC   MID CAP   SMALL CAP
your investment)          VALUE   EQUITY    GROWTH
-----------------------------------------------------
Maximum Sales
Charge (Load) Imposed on
Purchases (as a
percentage of offering
price)                    None     None       None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)        None     None       None
-----------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------
(expenses that are
deducted                  BASIC   MID CAP   SMALL CAP
from fund assets)         VALUE   EQUITY    GROWTH
-----------------------------------------------------
Management Fees           0.68%    0.72%      0.72%

Distribution and/or
Service (12b-1) Fees      None     None       None

Other Expenses(2,3)       0.17     0.19       0.20

Total Annual Fund
Operating Expenses        0.85     0.91       0.92
-----------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Based on estimated average assets for the current fiscal year.
(3) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

  You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------
Basic Value        $87      $271      $471      $1,049
Mid Cap Equity      93       290       504       1,120
Small Cap Growth    94       293       509       1,131
-------------------------------------------------------

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2000, the advisor received compensation of 0.73%, 0.73% and 0.71%, respectively, of Basic Value's, Mid Cap Equity's and Small Cap Growth's average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio are

BASIC VALUE

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and Portfolio Manager with Luther King Capital Management.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager with Van Kampen American Capital Asset Management, Inc.

MID CAP EQUITY

- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

SMALL CAP GROWTH

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

  The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE FUND CLOSURE (SMALL CAP GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

  During closed periods, the fund may impose different standards for additional investments.

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           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Institutional Class shares of the funds were first made available for public sale on March 15, 2002.

  The financial highlights tables are intended to help you understand the financial performance of each fund's Class A shares. Certain information reflects financial results for a single fund share.

  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

  Total return information in this table has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

                                                                              BASIC VALUE -- CLASS A
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,                       YEAR ENDED DECEMBER 31,
                                                        2001(a)       -------------------------------------------------------
                                                      (UNAUDITED)       2000       1999(a)      1998      1997(a)     1996(a)
                                                      -----------     --------     -------     ------     -------     -------
Net asset value, beginning of period                  $    28.41      $  23.84     $ 18.13     $17.25     $14.65      $12.76
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.01          0.06        0.05       0.04       0.09       (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                             1.87          4.74        5.75       1.16       3.87        1.94
=============================================================================================================================
    Total from investment operations                        1.88          4.80        5.80       1.20       3.96        1.93
=============================================================================================================================
Less distributions:
  Dividends from net investment income                        --         (0.03)         --         --      (0.03)         --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --         (0.20)      (0.09)     (0.32)     (1.33)      (0.04)
=============================================================================================================================
    Total distributions                                       --         (0.23)      (0.09)     (0.32)     (1.36)      (0.04)
=============================================================================================================================
Net asset value, end of period                        $    30.29      $  28.41     $ 23.84     $18.13     $17.25      $14.65
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                             6.58%        20.20%      32.04%      7.02%     27.23%      15.12%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,294,148      $448,668     $70,791     $9,074     $7,688      $2,529
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.23%(c)      1.32%       1.69%      1.74%      2.02%       2.00%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.23%(c)      1.32%       1.71%      2.11%      3.00%       5.51%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.14%(c)      0.49%       0.23%      0.25%      0.56%      (0.10)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                        8%           56%         63%       148%        93%        256%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $816,006,409.

           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         MID CAP EQUITY -- CLASS A
                                                  -----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                    2001(a)      --------------------------------------------------------
                                                  (UNAUDITED)    2000(a)     1999(a)     1998(a)       1997        1996
                                                  -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period               $  24.04      $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.01)         0.10       (0.01)      (0.24)      (0.20)       0.03
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.02          4.10        6.88       (0.81)       3.00        2.96
=========================================================================================================================
    Total from investment operations                   1.01          4.20        6.87       (1.05)       2.80        2.99
=========================================================================================================================
Less distributions:
  Distributions from net realized gains                  --         (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
=========================================================================================================================
Net asset value, end of period                     $  25.05      $  24.04    $  23.48    $  18.97    $  21.01    $  20.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                        4.16%        18.76%      37.13%      (4.71)%     14.05%      15.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $353,265      $259,803    $178,550    $180,258    $255,674    $343,427
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets(c)             1.33%(d)      1.37%       1.46%       1.56%       1.37%       1.36%
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.09)%(d)     0.38%      (0.07)%     (1.09)%     (0.90)%      0.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                  30%           72%         90%        168%        190%        253%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratio includes waiver and for periods prior to December 31, 1999 includes expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 1.57%, 1.48% and 1.41% for 1998, 1997 and 1996, respectively.

(d) Ratios are annualized and based on average daily net assets of $292,611,769.

                                                                          SMALL CAP GROWTH -- CLASS A
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                         2001        -----------------------------------------------------
                                                      (UNAUDITED)      2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                      -----------    --------    --------    -------    -------    -------
Net asset value, beginning of period                   $  29.81      $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.07)        (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (2.21)        (0.12)      15.47       3.45       2.20      1.69
==========================================================================================================================
    Total from investment operations                      (2.28)        (0.25)      15.38       3.26       2.02      1.64
==========================================================================================================================
Less distributions from net realized gains                   --         (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
==========================================================================================================================
Net asset value, end of period                         $  27.53      $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
==========================================================================================================================
Total return(b)                                           (7.65)%       (0.74)%     90.64%     23.15%     16.23%    13.81%
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $520,341      $566,458    $428,378    $24,737    $10,896    $8,448
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         1.21%(c)      1.13%       1.54%      1.76%      1.92%     2.00%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      1.31%(c)      1.23%       1.54%      2.20%      2.52%     3.09%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.53)%(c)    (0.40)%     (0.38)%    (1.29)%    (1.40)%   (0.38)%
==========================================================================================================================
Portfolio turnover rate                                      20%           62%         56%       190%       233%      150%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $515,930,703.

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the Institutional Classes of the AIM Funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund Institutional Class accounts are as follows:

                                                                INITIAL     ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
      Contribution Plans                                      $        0    no minimum

Banks acting in a fiduciary or similar capacity, Collective
      and Common Trust Funds, Banks and Broker-Dealers
      acting for their own account or Foundations and
      Endowments                                               1 million    no minimum

Defined Contribution Plans (Corporate, Non-profit or
      Governmental)                                           10 million    no minimum
---------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
                                The financial consultant should
                                mail your completed account
                                application to the transfer agent,
                                A I M Fund Services, Inc.,
                                P.O. Box 4497,
                                Houston, TX 77210-4497.
                                The financial consultant should
                                call the transfer agent at (800)
                                659-1005 to receive a reference
                                number. Then, use the following
                                wire instructions: Beneficiary Bank
                                ABA/Routing #: 113000609
                                Beneficiary Account Number:
                                00100366732 Beneficiary Account
                                Name: A I M Fund Services, Inc.
                                RFB: Fund Name, Reference # OBI:
                                Your Name, Account #
By Telephone                    Open your account as described         Call the transfer agent at (800)
                                above.                                 659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

                                      A- 1                             ICF--3/02

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

REDEEMING SHARES


REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant   Contact your financial consultant.

                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                 customary trading session of the New York Stock Exchange
                                 (NYSE) on days the NYSE is open for business in order to
                                 effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                 You must call the transfer agent before the close of the
                                 customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at

ICF--3/02                             A- 2

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A- 3                             ICF--3/02

           ---------------------------------------------------------
           AIM BASIC VALUE - MID CAP EQUITY - SMALL CAP GROWTH FUNDS
           ---------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4497
                             Houston, TX 77210-4497

BY TELEPHONE:                (800) 451-4246

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------------------------------------
 AIM Basic Value Fund, AIM Mid Cap Equity Fund, AIM Small Cap Growth Fund SEC 1940 Act file number: 811-2699
--------------------------------------------------------------------------

[AIM LOGO APPEARS HERE]                  AGS-PRO-1        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                         INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                            AIM MID CAP EQUITY FUND
                           AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated March 15, 2002
        to the Statement of Additional Information dated March 15, 2002


AIM Small Cap Growth Fund will close to investors other than those outlined below effective on the close of business on March 18, 2002. At that time, the changes outlined in this supplement under the heading "INTRODUCTION" will be effective.

The following paragraph is added after the fourth paragraph under the heading entitled "INTRODUCTION" on page 1 of the Statement of Additional Information:

      "Effective as of the close of business on March 18, 2002, the Small Cap Fund will be closed to new investors. The following types of investors may continue to invest in the Small Cap Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
      Section 501(c)(3) of the Code; retirement plans maintained pursuant to
      Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of AIM Distributors. The following types of investors may open new accounts in the Small Cap Fund, if approved by AIM
      Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the Small Cap Fund as an investment option should contact AIM Distributors for approval.

The changes noted below become effective July 1, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund".

The Board of Trustees also approved the following new non-fundamental policies:

      - "AIM Mid Cap Core Equity Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

      - "AIM Small Cap Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION




                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                             AIM MID CAP EQUITY FUND
                            AIM SMALL CAP GROWTH FUND



                              (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)



                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919





   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUNDS, A COPY OF
   WHICH MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
 A I M FUND SERVICES, INC., P.O. BOX 4497, HOUSTON, TX 77210-4497 OR BY CALLING
                                 (800) 451-4246.






      STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 15, 2002 RELATING TO
                       THE PROSPECTUS DATED MARCH 15, 2002

                                TABLE OF CONTENTS

                                                                                      PAGE
INTRODUCTION........................................................................     1

GENERAL INFORMATION ABOUT THE FUNDS.................................................     1

         The Trust and Its Shares...................................................     1

INVESTMENT POLICIES.................................................................     2

         Selection of Investments...................................................     2
         Equity-Linked Derivatives..................................................     3
         Investment in Other Investment Companies...................................     3
         Foreign Securities.........................................................     3
         Warrants or Rights.........................................................     5
         Lending of Portfolio Securities............................................     5
         Interfund Loans............................................................     5
         Commercial Bank Obligations................................................     6
         Repurchase Agreements......................................................     6
         Borrowing, Reverse Repurchase Agreements and "Roll" Transactions...........     6
         When-Issued or Forward Commitment Securities...............................     7
         Temporary Defensive Strategies.............................................     7
         Mid Cap Fund...............................................................     8

OPTIONS AND FUTURES.................................................................     8

         Special Risks of Options and Futures.......................................     8
         Writing Call Options.......................................................     9
         Writing Put Options........................................................    10
         Purchasing Put Options.....................................................    10
         Purchasing Call Options....................................................    11
         Index Options..............................................................    12
         Interest Rate and Stock Index Futures Contracts............................    13
         Options on Futures Contracts...............................................    15
         Limitation on Use of Futures and Options on Futures........................    15
         Cover......................................................................    15

RISK FACTORS........................................................................    16

         Illiquid Securities........................................................    16
         Debt Securities............................................................    17
         Equity Securities..........................................................    17
         Small Cap Companies - Small Cap Fund.......................................    17

INVESTMENT RESTRICTIONS.............................................................    18

         Fundamental Restrictions...................................................    18
         Non-Fundamental Restrictions...............................................    19

BROKERAGE ALLOCATION AND OTHER PRACTICES............................................    20

         Brokerage Transactions.....................................................    20
         Commissions................................................................    20
         Brokerage Selection........................................................    20
         Regular Brokers or Dealers.................................................    21
         Allocation of Portfolio Transactions.......................................    21
         Allocation of Equity Offering Transactions.................................    22
         Portfolio Trading and Turnover.............................................    22

MANAGEMENT OF THE TRUST.............................................................    23

         Board of Trustees..........................................................    23
         Management Information.....................................................    23
         Compensation...............................................................    24
         Codes of Ethics............................................................    26

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................................    26

         Investment Advisory and Administration Services............................    26
         Expenses of the Funds......................................................    31

DISTRIBUTION OF SECURITIES..........................................................    31

         Distributor................................................................    31

PURCHASE, REDEMPTION AND PRICING OF SHARES..........................................    31

         Purchase and Redemption of Shares..........................................    31
         Redemptions by the Funds...................................................    32
         Redemption In Kind.........................................................    32
         Backup Withholding.........................................................    32

NET ASSET VALUE DETERMINATION.......................................................    34

         Offering Price.............................................................    34

DIVIDEND ORDER......................................................................    35

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................................    35

         Dividends and Distributions................................................    35
         Reinvestment of Dividends and Distributions................................    36
         Tax Matters................................................................    36
         Taxation of the Funds......................................................    36
         Fund Distributions.........................................................    37
         Sale or Redemption of Shares...............................................    38
         Foreign Income Tax.........................................................    38
         Non-U.S. Shareholders......................................................    38
         Exchange and Reinstatement Privileges and Wash Sales.......................    39

OTHER SERVICE PROVIDERS.............................................................    39

         Transfer Agent.............................................................    39
         Custodians.................................................................    39
         Auditors...................................................................    40
         Counsel to the Trust.......................................................    40
         Shareholder Liability......................................................    40
         Names......................................................................    40

CALCULATION OF PERFORMANCE DATA.....................................................    40


APPENDICES:

         Appendix A - Ratings of Debt Securities....................................   A-1
         Appendix B - Brokerage Commissions.........................................   B-1
         Appendix C - Trustees and Officers.........................................   C-1
         Appendix D - Control Persons and Principal Holders of Securities...........   D-1
         Appendix E - Performance Data..............................................   E-1

FINANCIAL STATEMENTS................................................................    FS

                                  INTRODUCTION

      This Statement of Additional Information relates to the Institutional Class shares of AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund"), AIM Mid Cap Equity Fund, formerly AIM Mid Cap Growth Fund ("Mid Cap Fund") and AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.

      A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Funds.

      The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for the Institutional Classes of Basic Value Fund, Mid Cap Fund and Small Cap Fund is included in a separate Prospectus dated March 1, 2002. Additional copies of the Prospectus and this Statement of Additional Information may be obtained without charge by writing A I M Fund Services, Inc. ("AFS"), P.O. Box 4497, Houston, TX 77210-4497 or by calling (800) 451-4246. Investors must receive a Prospectus before they invest.

      This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class of the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

      The Trust previously operated under the name GT Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as an open-end series management investment company. The Trust currently consists of the following portfolios: Basic Value Fund, AIM Euroland Growth Fund (formerly AIM Europe Growth Fund) ("Euroland Fund"), Mid Cap Fund and Small Cap Fund. Each Fund, other than Euroland Fund, has four separate classes: Class A, Class B, Class C and Institutional Class shares. Euroland Growth Fund has three separate classes: Class A, Class B and Class C shares. The Class A, Class B and Class C shares are discussed in separate Statements of Additional Information. The Board of Trustees is authorized to establish additional series of shares, or additional classes of shares of any fund, at any time. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of GT Global Growth Series.

      The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class.

      Class A, Class B, Class C and Institutional Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectuses and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

      Shareholders of the Funds and the Trust's other series do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Funds and the Trust's other series voting together for election of trustees may elect all of the members of the Trust's Board. In such event, the remaining holders cannot elect any trustees of the Trust.

      Class A shares, Class B shares, Class C shares and Institutional Class shares of each of the Funds represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class A shareholders and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of a Fund under the Class A and C Plan). On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of a Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

      Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

      Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares.


                               INVESTMENT POLICIES

      In addition to the primary investment policies set forth in the Prospectus, each Fund may engage in other types of investments, as described below. Unless specifically noted, the Fund's investment policies described in this Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

SELECTION OF INVESTMENTS

      For purposes of the Prospectus and this Statement of Additional Information, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

      The debt obligations that the Funds may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. Each Fund will limit its purchases of debt securities to investment grade debt obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM to be of equivalent quality.

      AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.

      Equity securities in which the Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities.

EQUITY-LINKED DERIVATIVES

      The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investments in Other Investment Companies" herein.

INVESTMENT IN OTHER INVESTMENT COMPANIES

      With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

FOREIGN SECURITIES

      Each Fund may hold foreign securities. Such investments may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign equity securities.

      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

      To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stocks, depositary receipts for stocks and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

      Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

      Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

      On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 2, 2001 Greece became a member of the EMU. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

      Regulatory Risk. The securities of foreign companies are not registered with the SEC and such companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

WARRANTS OR RIGHTS

      Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

      For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

INTERFUND LOANS

      Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, it will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions.

COMMERCIAL BANK OBLIGATIONS

      For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of the Trust's Board.

      Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

      Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Each Fund may not purchase additional securities if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

      Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money for leveraging. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

      Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks. A Fund may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for redemption of a Fund's shares.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

      Each Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective.

      Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality.

MID CAP FUND

      The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Midcap(TM) Index. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities of United States issuers including U.S. government and corporate debt securities.

      There is no assurance that the Fund will achieve its investment objective.

      In analyzing companies for investment by the Fund, AIM ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces.


                               OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

      The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

            (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

            (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

            (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM projected a decline in the price of a security in the Fund's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

            (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

            (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

WRITING CALL OPTIONS

      A Fund may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

      A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security which will be increased or offset by the premium received. Neither Fund considers a security covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

      Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

      The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

      Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

      Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

      The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

WRITING PUT OPTIONS

      The Funds may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

      A Fund generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS

      Each Fund may purchase put options on securities and indices. As the holder of a put option, a Fund would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

      A Fund may purchase a put option on an underlying security ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

      A Fund also may purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

      Each Fund may purchase call options on securities and indices. As the holder of a call option, a Fund would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

      Call options may be purchased by a Fund for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

      Each Fund also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security. Accordingly, the Fund could purchase a call option on the same underlying security which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

      Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

      Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

      The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

      Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

      If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

      A Fund may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

      The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

      Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

      A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

      Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

      Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities it has committed to purchase or expects to purchase.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

      There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

      If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

      Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

      The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

      If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

      A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES

      To the extent that a Fund enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

COVER

      Transactions using Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

      A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

      Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

      Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

      With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Fund's securities portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Fund.

DEBT SECURITIES

      Each Fund may invest in U.S. government securities and corporate debt securities of issuers domiciled in the United States. Each Fund limits its purchases of debt securities to investment grade obligations. The value of debt securities held by a Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another NRSRO as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for the issuers of higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

      Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

      Descriptions of debt securities ratings are found in Appendix A.

EQUITY SECURITIES

      Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

SMALL CAP COMPANIES - SMALL CAP FUND

      The Small Cap Fund invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

      Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% of more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

      The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

      1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

      2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

      3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

      5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

      AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Brokerage commissions paid by each of the Funds for the last three fiscal years ended December 31, 2000 are found in Appendix B.

COMMISSIONS

      During the last three fiscal years ended December 31, 2000, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the

U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

REGULAR BROKERS OR DEALERS

      During the last fiscal year ended December 31, 2000, no Funds purchased securities of their regular brokers or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution.

Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

      From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity). Occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. Selection of those AIM Funds or accounts shall be rotational in a manner designed to allocate equally over the longer term. In addition, Incubator Funds, as described in AIM's Incubation and New Fund Investment Policy, will each be limited to a 40 basis point allocation only.

      When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

PORTFOLIO TRADING AND TURNOVER

      Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 2000 and 1999 the Basic Value Fund's, Mid Cap Fund's and Small Cap Fund's portfolio turnover rates were as follows:

      FUND                               2000                       1999
      ----                               ----                       ----
      Basic Value Fund                   56%                        63%
      Mid Cap Fund                       72%                        90%
      Small Cap Fund                     62%                        56%


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Fund and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix C.

      The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

      The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

      The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

      The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

      The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

      The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:

                                                    RETIREMENT
                                   AGGREGATE         BENEFITS                               TOTAL
                               COMPENSATION FROM     ACCRUED        ESTIMATED ANNUAL    COMPENSATION
                                      THE             BY ALL         BENEFITS UPON      FROM ALL AIM
         TRUSTEE                     TRUST          AIM FUNDS(1)     RETIREMENT(2)         FUNDS(3)
   C. Derek Anderson(4)             $ 31,880            -0-               -0-              $105,000
   Frank S. Bayley                    32,491            -0-            $ 75,000             105,000
   Bruce L. Crockett(5)                -0-           $ 60,951            75,000             111,500
   Owen Daly II(5)(7)                  -0-             97,195            75,000             111,500
   Albert R. Dowden(5)                 -0-              -0-              75,000              13,435
   Edward K. Dunn, Jr. (5)             -0-             22,138            75,000             111,500
   Jack M. Fields(5)                   -0-             23,019            75,000             108,500
   Carl Frischling(5) (6)              -0-            107,507            75,000             111,500
   Prema Mathai-Davis(5)               -0-             22,606            75,000             111,500
   Lewis F. Pennock(5)                 -0-             67,995            75,000             111,500
   Ruth H. Quigley                    32,491            -0-              75,000             105,000
   Louis S. Sklar(5)                   -0-             87,538            75,000             111,000

(1) Effective September 1, 2001, the Trust adopted a retirement plan covering all of the trustees. Certain other registered investment companies advised by AIM had adopted a retirement plan prior to such date. Messrs. Anderson and Bayley and Miss Quigley did not participate in the retirement plan for such other investment companies because Mr. Bayley and Miss Quigley were not elected to serve as trustees of such other investment companies until September 28, 2001, and Mr. Anderson declined to stand for election as a trustee of such other investment companies.

(2) Amounts shown assume each trustee serves until his or her normal retirement date.

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4)   Mr. Anderson resigned as a trustee on August 16, 2001.

(5) Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis were elected to serve as trustees on August 17, 2001.

(6) Kramer Levin Naftalis & Frankel LLP became counsel to the independent trustees of the Trust effective August 17, 2001. Such firm currently serves as counsel to the independent directors or trustees of all sixteen registered investment companies advised by AIM and receives fees from all such investment companies. Mr. Frischling is a partner in such firm.

(7)   Mr. Daly was a Trustee until December 31, 2001, when he retired.

Retirement Plan For Trustees

      Effective September 1, 2001, the Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

      The table below shows estimated credited years of service under the Plan for each non-AIM-affiliated trustee as of December 31, 2000.

                        TRUSTEE                  ESTIMATED CREDITED YEARS
                                                       OF SERVICE
                    Frank S. Bayley                        15
                   Bruce L. Crockett                       13
                     Owen Daly II                          13
                   Albert R. Dowden                         0
                  Edward K. Dunn, Jr.                       2
                    Jack M. Fields                          3
                    Carl Frischling                        23
                  Prema Mathai-Davis                        2
                   Lewis F. Pennock                        19
                    Ruth H. Quigley                        24
                    Louis S. Sklar                         11

Deferred Compensation Agreements

      Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

      AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

INVESTMENT ADVISORY AND ADMINISTRATION SERVICES

      AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, was organized in 1976 and, together with its subsidiaries, manages or advises approximately 135 investment portfolios encompassing a broad range of investment objectives. AIM and their world-wide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.

      AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

      AIM Management and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management" herein.

      In addition to the investment resources of their Houston and London offices, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, AIM employs a team approach, taking advantage of its investment resources around the world.

      AIM serves as the investment manager and administrator to Mid Cap Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. AIM became investment manager and administrator to the Fund effective June 1, 1998. Prior to that date, Chancellor LGT Asset Management, Inc. served as investment manager and administrator. As investment managers and administrators, AIM makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provides suitable office space and necessary small office equipment and utilities.

      Prior to June 5, 2000 and September 11, 2000, Basic Value Fund and Small Cap Fund were structured as feeder funds and invested all of their assets in the Value Portfolio and Small Cap Portfolio (each, a "Portfolio," and collectively, the "Portfolios"), respectively. Under the master-feeder structure, Value Portfolio and Small Cap Portfolio paid investment management and administration fees pursuant to the terms of a prior investment advisory agreement with substantially similar terms to the Master Investment Advisory Agreement now in effect. Basic Value Fund and Small Cap Fund paid administration fees and accounting services fees pursuant to the terms of an administration contract between the Trust and AIM and a master accounting services agreement between the Trust and AIM, respectively. As a result of the restructuring of Basic Value Fund and Small Cap Fund, the Trust, on behalf of Value Fund and Small Cap Fund, has entered into a Master Investment Advisory Agreement, dated June 5, 2000 and September 11, 2000, respectively. The Trust, on behalf of Mid Cap Fund entered into the Master Investment Advisory Agreement on September 1, 2001.

      The Master Investment Advisory Agreement will remain in effect until June 30, 2002, and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and by the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The agreement provides that either party may terminate such agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.

      Mid Cap Fund pays AIM investment management and administration fees, computed daily and paid monthly, passed on its average daily net assets, at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on amounts thereafter.

      Small Cap Fund and Value Fund pay AIM investment advisory fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.725% on the first $500 million, 0.700% on the next $500 million, 0.675% of the next $500 million and 0.65% on amounts thereafter.

      In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

      Under the terms of the Master Investment Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      AIM and the Trust, on behalf of the Fund have entered into a Master Administrative Services Agreement pursuant to which AIM is entitled to receive from the Funds payment for its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is paid for the services of the Trust's principal financial officer and related staff, and any expenses related to fund accounting services. The Master Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Trustees by votes cast in person at a meeting called for such purpose.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares and is reimbursed under the Master Administrative Services Agreement for the services of a principal financial officer of the Trust and her staff. The Master Administrative Services Agreement between the Trust and AIM provides that AIM may perform or arrange for the provision of certain accounting, and other administrative services to each Fund which are not required to be performed by AIM under the Master Investment Advisory Agreement. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the "dis-interested" trustees, by votes cast in person at a meeting called for such purpose.

      AIM became investment manager and/or administrator to the Funds effective May 29, 1998. Prior to that date, Chancellor LGT Asset Management, Inc. served as investment manager and administrator.

      The investment management fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit Basic Value Fund's combined expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.32%, 1.97% and 1.97% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively, until June 30, 2001.

      AIM has undertaken to limit expenses of Mid Cap Fund to the annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of Class A, Class B and Class C shares, respectively, until June 30, 2000.

      AIM has undertaken to limit Small Cap Fund's combined expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively, until June 30, 2001.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

      Each Fund paid to AIM the following management fees net of fee waivers for the periods indicated:

                                                                2000*
                                                                -----
Basic Value Fund..........................................  $1,989,798
Small Cap Fund............................................   2,149,890

      For the periods indicated, AIM waived management fees for the Funds as follows:

                                                                2000*
                                                                -----
Basic Value Fund..........................................      $-0-
Small Cap Fund............................................       -0-

      *For the period June 6, 2000 through December 31, 2000 for Basic Value Fund and the period September 12, 2000 through December 31, 2000 for Small Cap Fund.

      Each Portfolio paid the following investment management and administration fees net of any expense limitations (fee waivers) for the periods indicated and for the years ended December 31, 1999 and 1998:

                                                        2000*         1999          1998
                                                        -----         ----          ----
Value Portfolio..................................    $  360,403    $1,228,974    $  159,738
Small Cap Portfolio..............................     1,609,812       313,525       133,235

      *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Value Portfolio and Small Cap Portfolio, respectively.

      For the periods indicated and the fiscal years ended December 31, 1999 and 1998, the Advisor reimbursed Basic Value Portfolio, Mid Cap Fund and Small Cap Portfolio for their respective investment management and administration fees in the following amounts:

                                                      2000*      1999         1998
                                                      -----      ----         ----
Value Portfolio..................................     $-0-     $ 11,951     $ 60,760
Small Cap Portfolio..............................      -0-       14,220       93,076

      *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Value Portfolio and Small Cap Portfolio, respectively.

      For the periods indicated and the fiscal years ended December 31, 1999 and 1998, each Fund paid AIM and/or the former investment manager and administrator the following administration fees pursuant to an Administration Contract:

                                                        2000*         1999          1998
                                                        -----         ----          ----
Basic Value Fund.................................    $  382,962    $  167,058    $   70,124
Small Cap Fund...................................     2,855,871       646,828        84,258

      *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Basic Value Fund and Small Cap Fund, respectively.

      For the fiscal years ended December 31, 2000, 1999 and 1998, AIM and the former investment manager and administrator reimbursed the Basic Value Fund and Small Cap Fund for administrative services fees pursuant to the Administration Contract in the following amounts:

FUND                                                    2000      1999       1998
----                                                    ----      ----       ----
Basic Value Fund.................................        -0-       -0-     $ 55,651
Small Cap Fund...................................        -0-       -0-       41,599

      For the periods indicated, each Fund paid the following administrative services fees pursuant to a Master Administrative Services Agreement:

                                                               2000*
                                                               -----
Basic Value Fund.......................................       $70,534
Small Cap Fund........................................         33,209

      *For the period June 6, 2000 through December 31, 2000 for Basic Value and the period September 12, 2000 through December 31, 2000 for Small Cap Fund.

      For the fiscal years ended December 31, 2000, 1999, and 1998, Mid Cap Fund paid AIM and the prior manager and administrator the following investment management and administration fees net of any expense limitations (fee waivers):

FUND                                                    2000*         1999          1998
----                                                    -----         ----          ----
Mid Cap Fund.....................................    $2,947,272    $2,111,743    $3,140,983

      Under a master accounting services agreement previously in effect, AIM served as the Funds' pricing and accounting agent. For these services, the Funds paid AIM such fees as were determined in accordance with methodologies established, from time to time, by the Trust's Board of Trustees.

      For the periods indicated and fiscal years ended December 31, 2000, 1999 and 1998, each Fund paid AIM and the former investment manager and administrator the following accounting services fees:

FUND                                                  2000*     1999       1998
----                                                  -----     ----       ----
Basic Value Fund.................................    $24,863   $30,215    $6,806
Small Cap Fund...................................     99,608    71,480     6,564

         *For the period ended June 5, 2000 and the period ended September 11, 2000 for Basic Value Fund and Small Cap Fund, respectively.

         For the fiscal years ended December 31, 2000, 1999, and 1998, Mid Cap Fund paid AIM and the former investment manager and administrator the following accounting services fees:

FUND                                                   2000*         1999          1998
----                                                   -----         ----          ----
Mid Cap Fund.....................................    $ 101,673     $ 86,264      $ 118,894

      In placing securities for a Fund's portfolio transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM.

EXPENSES OF THE FUNDS

      Each Fund pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, administrative, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

      The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

      AIM Distributors may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

      Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

      Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Funds for any overdraft charges incurred.

      A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Funds for any resulting loss.

      An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Funds, except through the reinvestment of distributions.

      Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

      AFS may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

      Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

      If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

      Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

REDEMPTION IN KIND

      AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund's obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, must, according to IRS regulations, withhold 30%, as of January 1, 2002, of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

      An investor is subject to backup withholding if:

            (1)   the investor fails to furnish a correct TIN to the Fund, or

            (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

            (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

            (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

            (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

      -     a corporation

      - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

      -     the United States or any of its agencies or instrumentalities

      - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

      - a foreign government or any of its political subdivisions, agencies or instrumentalities

      - an international organization or any of its agencies or instrumentalities

      -     a foreign central bank of issue

      - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

      - a futures commission merchant registered with the Commodity Futures Trading Commission

      -     a real estate investment trust

      -     an entity registered at all times during the tax year under the 1940
            Act

      -     a common trust fund operated by a bank under Section 584(a)

      -     a financial institution

      - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

      -     a trust exempt from tax under Section 664 or described in Section
            4947

      Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

      IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION

OFFERING PRICE

      Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value

      The net asset value of a share of each Fund is determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Easter time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAC National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Fund's Board of Trustees.


                                 DIVIDEND ORDER

      Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

      For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

      Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

      Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

      Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth herein under the caption "Shareholder Information." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

TAXATION OF THE FUNDS

      Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) (the "Diversification Requirement").

      By qualifying for treatment as a RIC, each Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2)
exclude Section 988 foreign currency gains and loses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Options and Futures Transactions. The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and Futures derived by a Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

      Futures that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle" with respect to which a Fund has elected not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, Futures and Forward Contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

      If a Fund has an "appreciated financial position"--generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the completed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.

FUND DISTRIBUTIONS

      The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable ot shareholders as ordinary income and treated as dividends for federal income tax purposes.

      The Fund may either retain or distribute to shareholder its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (generally taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution on the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in October, November or December will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

SALE OR REDEMPTION OF SHARES

      A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN INCOME TAX

      Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

NON-U.S. SHAREHOLDERS

      Ordinary dividends and return of capital distributions paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a distribution paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

EXCHANGE AND REINSTATEMENT PRIVILEGES AND WASH SALES

      If a shareholder disposes of a Fund's shares ("original shares") within 90 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another AIM Fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis of the replacement shares that were subsequently acquired.

      The foregoing general and abbreviated discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.


                             OTHER SERVICE PROVIDERS

TRANSFER AGENT

      A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

      The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee, plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

      It is anticipated that most investors will perform their own subaccounting.

CUSTODIANS

      State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as Sub-Custodian to facilitate cash management.

      The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

      Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

AUDITORS

      The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, TX 77002. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

      The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

COUNSEL TO THE TRUST

      Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

SHAREHOLDER LIABILITY

      Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

      Prior to May 29, 1998, AIM Basic Value Fund operated under the name of GT Global America Value Fund, AIM Mid Cap Equity Fund, formerly known as AIM Cap Growth Fund, operated under the name of GT Global America Mid Cap Growth Fund and AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund.


                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

      The standard formula for calculating average annual total return is as follows:

                               n
                         P(1+T) = ERV

Where       P    =  a hypothetical initial payment of $1,000.
            T    =  average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1-, 5-, or
                    10- year periods).
            n    =  number of years.
            ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the 1-, 5-, or 10- year periods (or fractional portion of such period).

      The average annual total returns for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if applicable) ended June 30, 2001 are found in Appendix E.

      Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

      Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

      A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

      Standard total return quotes may be accompanied by total return figures calculated by alternative methods.

      Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where       P    =  a hypothetical initial payment of $1,000.
            V    =  cumulative total return assuming payment of all of, a stated
                    portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
            ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

      The cumulative total returns for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if applicable) ended June 30, 2001 are found in Appendix E.

Average Annual Total Return (After Taxes on Distributions) Quotation

      A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions) is:

                              n
                        P(1+T) = ATV
                                    D

Where       P     =  a hypothetical initial payment of $1,000;
            T     =  average annual total return (after taxes on distributions);
            N     =  number of years; and
            ATV   =  ending value of a hypothetical $1,000 payment made at the
               D     beginning of the 1-, 5-, or 10-year periods (or since
                     inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

      Standardized average annual total return (after taxes on distributions) for (1) Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value and (2) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if applicable) ended June 30, 2001 are found in Appendix E.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

      A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                              n
                        P(1+T) = ATV
                                    DR

Where       P      =  a hypothetical initial payment of $1,000;
            T      =  average annual total return (after taxes on distributions and redemption);
            N      =  number of years; and
            ATV    =  ending value of a hypothetical $1,000 payment made at the
               DR     beginning of the 1-, 5-, or 10-year periods (or since
                      inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

      Standardized average annual total return (after taxes on distributions and redemption) for (1) Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value and
(2) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

      The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

      The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if applicable) ended June 30, 2001 are found in Appendix E.

Performance Information

      All advertisements of Class A, B and C shares of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

      The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

      Advertising Age               Financial World               Nation's Business
      Barron's                      Forbes                        New York Times
      Best's Review                 Fortune                       Pension World
      Broker World                  Global Finance                Pensions & Investments
      Business Week                 Hartford Courant Inc.         Personal Investor
      Changing Times                Institutional Investor        Philadelphia Inquirer
      Christian Science Monitor     Insurance Forum               Smart Money
      Consumer Reports              Insurance Week                USA Today
      Economist                     Investor's Business Daily     U.S. News & World Report
      EuroMoney                     Journal of the American       Wall Street Journal
      FACS of the Week                Society of CLU & ChFC       Washington Post
      Financial Planning            Kiplinger Letter              CNN
      Financial Product News        Money                         CNBC
      Financial Services Week       Mutual Fund Forecaster        PBS
                                    Mutual Fund Magazine

      The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

      Bank Rate National Monitor Index                     Moody's Investors Service (publications)
      Bear Stearns Foreign Bond Index                      Morgan Stanley Capital International All Country (AC) World Index
      Bond Buyer Index                                     Morgan Stanley Capital International
      CDA/Wiesenberger Investment Company                   World Indices
       Services (data and mutual fund                      Morningstar, Inc. (data and mutual fund
       rankings and comparisons)                            Rankings and comparisons)
      CNBC/Financial News Composite Index                  Nasdaq
      COFI                                                 Organization for Economic Cooperation
      Consumer Price Index                                  And Development (publications)
      Datastream                                           Salomon Brothers Global
      Donoghue's                                            Telecommunications Index
      Dow Jones Industrial Average                         Salomon Brothers World Government
      EAFE Index                                            Bond Index--Non-U.S.
      First Boston High Yield Index                        Salomon Brothers World Government
      Fitch IBCA, Inc. (publications)                       Bond Index
      Ibbotson Associates International Bond Index         Standard & Poor's (publications)
      International Bank for Reconstruction                Standard & Poor's 500 Composite Stock
       and Development (publications)                       Price Index
      International Finance Corporation                    Stangar
      Emerging Markets Database                            Wilshire Associates
      International Financial Statistics                   World Bank (publications and reports)
      Lehman Bond Indices                                  The World Bank Publication of Trends in
      Lipper, Inc.                                           Developing Countries
       (data and mutual fund rankings and                  Worldscope
       comparisons)
      Micropal, Inc. (data and mutual fund
       rankings and comparisons)

      Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor                                    Stanger
      Donoghue's                                           Weisenberger
      Mutual Fund Values (Morningstar)                     Lipper, Inc.

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

      From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES


      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

      Moody's describes its ratings for corporate bonds as follows:

      AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

      AAA: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA:   Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A:    Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAA: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      BA:   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B:    Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAA: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA:   Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C:    Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

      In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

      Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

      S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:   Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C:    Debt rated BB, B, CCC, CC and C is regarded as having
predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The ratings are based, in varying degrees, on the following considerations: likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

      An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

      Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:    Issues with this rating are regarded as having only speculative capacity for timely payment.

C:    This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:    Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:   Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A:    Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:   Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

      An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:    Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below for the last three fiscal years were as follows:

      FUND                            2000            1999            1998
      ----                         ----------      ----------      ----------
Basic Value Fund                   $1,312,544      $  205,721      $   61,274
Mid Cap  Fund                         704,102         623,671       1,528,607
Small Cap Fund                        563,807         381,535         113,203

                                   APPENDIX C

                              TRUSTEES AND OFFICERS


      Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE                  POSITION(S)                      PRINCIPAL OCCUPATION(S) DURING
                                                                               AT LEAST THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (55)                      Trustee, Chairman   Chairman, President and Chief Executive Officer, A I
                                            and President       M Management Group Inc. (financial services holding
                                                                company); Chairman and President, A I M Advisors, Inc.
                                                                (registered investment advisor); Chairman, A I M Capital
                                                                Management, Inc. (registered investment advisor), A I M
                                                                Distributors, Inc. (registered broker dealer), A I M
                                                                Fund Services, Inc. (registered transfer agent) and Fund
                                                                Management Company (registered broker dealer); and
                                                                Director and Vice Chairman, AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).
------------------------------------------------------------------------------------------------------------------------
FRANK S. BAYLEY (62)                        Trustee             Of Counsel, Baker & McKenzie; and Trustee, The
Two Embarcadero Center                                          Badgley Funds, Inc. (registered investment company).
Suite 2400
San Francisco, CA  94111
------------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (57)                      Trustee             Chairman, Crockett Technology Associates (technology
906 Frome Lane                                                  consulting company); and Director, ACE Limited
McLean, VA   22102                                              (insurance company) and Captaris, Inc. (unified
                                                                messaging provider).
------------------------------------------------------------------------------------------------------------------------
ALBERT R. DOWDEN (60)                       Trustee             Chairman, Cortland Trust, Inc. (investment company)
1815 Central Park Drive                                         and DHJ Media, Inc.; Director, Magellan Insurance
P.O. Box 774000 - PMB #222                                      Company; Member of Advisory Board of Rotary Power
Steamboat Springs, CO 80477                                     International (designer, manufacturer, and seller of
                                                                rotary power engines); formerly, Director, President
                                                                and CEO, Volvo Group North America, Inc. and
                                                                director of various affiliated Volvo companies.
------------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman, Mercantile Mortgage Corp.; Vice
2 Hopkins Plaza                                                 Chairman; President and Chief Operating Officer,
8th Floor, Suite 805                                            Mercantile-Safe Deposit & Trust Co.; and President,
Baltimore, MD   21201                                           Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------
JACK M. FIELDS (50)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company); and Director,
Washington, DC 20003                                            Administaff.
------------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (65)                      Trustee             Partner, law firm of Kramer Levin Naftalis & Frankel
919 Third Avenue                                                LLP; and Director, Cortland Trust, Inc. (registered
New York, NY  10022                                             investment company).
------------------------------------------------------------------------------------------------------------------------

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE                  POSITION(S)                      PRINCIPAL OCCUPATION(S) DURING
                                                                               AT LEAST THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (51)                     Trustee             Formerly, Chief Executive Officer, YWCA of the USA.
370 East 76th Street
New York, NY   10021
------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (59)                       Trustee             Partner, law firm of Pennock & Cooper.
6363 Woodway, Suite 825
Houston, TX   77057
------------------------------------------------------------------------------------------------------------------------
RUTH H. QUIGLEY (67)                        Trustee             Retired.
1055 California Street
San Francisco, CA  94108
------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development company).
2800 Post Oak Blvd.
Houston, TX   77056
------------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (54)                           Vice President      Director, Chief Executive Officer and Director of
                                                                Investments, A I M Capital Management, Inc.; Director
                                                                and Executive Vice President, A I M Management Group
                                                                Inc.; Director and Senior Vice President, A I M
                                                                Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                                and AMVESCAP PLC.
------------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (47)                       Vice President      Director, Senior Vice President, General Counsel and
                                            and Secretary       Secretary, A I M Advisors, Inc. and A I M Management
                                                                Group Inc.; Director, Vice President and General
                                                                Counsel, Fund Management Company; and Vice President,
                                                                A I M Fund Services, Inc., A I M Capital Management,
                                                                Inc. and A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (43)                         Vice President      Vice President and Fund Treasurer, A I M Advisors, Inc.
                                            and Treasurer
------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.; and
                                                                Vice President, A I M Fund Services, Inc.
------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of December 14, 2001.

AIM BASIC VALUE FUND

------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES       CLASS B SHARES     CLASS C SHARES       INSTITUTIONAL
                                                                                                         CLASS SHARES*
------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED     PERCENTAGE OWNED   PERCENTAGE OWNED    PERCENTAGE OWNED
PRINCIPAL HOLDER                               OF RECORD           OF RECORD           OF RECORD           OF RECORD
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       8.32%               12.51%             21.98%                N/A
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL  32246
------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Reinvestment Account
101 Montgomery St.                               6.52%                N/A                 N/A                 N/A
San Francisco, CA   94104
------------------------------------------------------------------------------------------------------------------------

* Institutional Class shares of AIM Basic Value Fund were first made available for public sale on March 15, 2002.

AIM EUROLAND GROWTH FUND

--------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
--------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                       PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD               RECORD
--------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                      12.36%                6.06%               25.05%
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL  32246
--------------------------------------------------------------------------------------------------------
Painewebber for the benefit of Lorenzo
C. Lamadrid & United Sovereign Tr. Co.
fbo LCL Family                                    N/A                  N/A                 6.24%
1424 West 28th Street
Miami, FL  33140-4218
--------------------------------------------------------------------------------------------------------

AIM MID CAP EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES       CLASS B SHARES     CLASS C SHARES    INSTITUTIONAL CLASS
                                                                                                            SHARES*
--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED     PERCENTAGE OWNED   PERCENTAGE OWNED    PERCENTAGE OWNED
PRINCIPAL HOLDER                               OF RECORD           OF RECORD           OF RECORD           OF RECORD
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       9.59%               8.26%              20.39%                N/A
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL  32246
--------------------------------------------------------------------------------------------------------------------------

* Institutional Class shares of AIM Mid Cap Equity Fund were first made available for public sale on March 15, 2002.

AIM SMALL CAP GROWTH FUND

---------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       INSTITUTIONAL
                                                                                                               CLASS
                                                                                                              SHARES*
---------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED     PERCENTAGE OWNED     PERCENTAGE OWNED     PERCENTAGE OWNED
PRINCIPAL HOLDER                               OF RECORD            OF RECORD            OF RECORD           OF RECORD
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                      16.33%               11.84%               20.23%                N/A
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------------
New York Life Trust Company 401k
Clients Account
51 Madison Ave., Room 117 A                      8.18%                 N/A                  N/A                 N/A
New York, NY  10010
---------------------------------------------------------------------------------------------------------------------------

* Institutional Class shares of AIM Small Cap Growth Fund were first made available for public sale on March 15, 2002.

MANAGEMENT OWNERSHIP

      As of December 14, 2001, the trustees and officers as a group owned less than 1% of the shares of any Fund.

                                   APPENDIX E

                                PERFORMANCE DATA


      The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:

                                        PERIODS ENDED JUNE 30, 2001
                                                                 SINCE       INCEPTION
  CLASS A SHARES*:         1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
  ---------------          ------     -------     --------     ---------       ----
Basic Value Fund            17.47%     17.33%        N/A         19.77%      10/18/95
Mid Cap Fund                 4.56%     13.57%       16.03%       14.46%      06/09/87
Small Cap Fund             -32.11%     17.91%        N/A         19.61%      10/18/95

      The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:

                                        PERIODS ENDED JUNE 30, 2001
                                                                 SINCE       INCEPTION
  CLASS A SHARES*:         1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
  ---------------          ------     -------     --------     ---------       ----
Basic Value Fund            17.09%     16.37%       N/A          18.91%      10/18/95
Mid Cap Fund                 0.25%     10.03%      12.65%        11.78%      06/09/87
Small Cap Fund             -33.32%     16.22%       N/A          18.11%      10/18/95

      The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:

                                        PERIODS ENDED JUNE 30, 2001
                                                                 SINCE       INCEPTION
  CLASS A SHARES*:         1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
  ---------------          ------     -------     --------     ---------       ----
Basic Value Fund            10.63%     13.98%       N/A          16.33%      10/18/95
Mid Cap Fund                 3.75%      9.35%      11.85%        11.08%      06/09/87
Small Cap Fund             -19.16%     14.10%       N/A          15.83%      10/18/95

      The average annual non-standardized returns (excluding sales loads) for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:

                                        PERIODS ENDED JUNE 30, 2001
                                                                 SINCE       INCEPTION
  CLASS A SHARES*:         1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
  ---------------          ------     -------     --------     ---------       ----
Basic Value Fund            24.30%     18.67%       N/A          20.97%      10/18/95
Mid Cap Fund                10.65%     14.86%      16.69%        14.92%      06/09/87
Small Cap Fund             -28.15%     19.25%       N/A          20.81%      10/18/95

----------
* The returns are with respect to Class A shares. Institutional Class shares of the Funds were first made available for public sale on March 15, 2002.

      The aggregate non-standardized returns (excluding sales loads) for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:

                                        PERIODS ENDED JUNE 30, 2001
                                                                 SINCE       INCEPTION
  CLASS A SHARES*:         1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
  ---------------          ------     -------     --------     ---------       ----
Basic Value Fund            24.30%     135.38%      N/A          196.12%     10/18/95
Mid Cap Fund                10.65%      99.89%     368.14%       605.93%     06/09/87
Small Cap Fund             -28.15%     141.14%      N/A          193.88%     10/18/95

----------
* The returns are with respect to Class A shares. Institutional Class shares of the Funds were first made available for public sale on March 15, 2002.

                              FINANCIAL STATEMENTS


                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Basic Value Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Basic Value Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-91.52%

ALUMINUM-0.94%

Alcoa Inc.                              248,000   $  8,308,000
==============================================================

BANKS (MAJOR REGIONAL)-1.40%

FleetBoston Financial Corp.             329,800     12,388,112
==============================================================

BANKS (MONEY CENTER)-4.45%

Bank of America Corp.                   314,799     14,441,404
--------------------------------------------------------------
J.P. Morgan Chase & Co.                 548,000     24,899,750
==============================================================
                                                    39,341,154
==============================================================

BUILDING MATERIALS-2.00%

Masco Corp.                             686,000     17,621,625
==============================================================

CHEMICALS-2.11%

Air Products & Chemicals, Inc.          454,800     18,646,800
==============================================================

COMPUTERS (HARDWARE)-1.79%

Apple Computer, Inc.(a)                 453,700      6,748,787
--------------------------------------------------------------
Compaq Computer Corp.                   599,900      9,028,495
==============================================================
                                                    15,777,282
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-2.62%

BMC Software, Inc.(a)                   746,800     10,455,200
--------------------------------------------------------------
Computer Associates International,
  Inc.                                  651,900     12,712,050
==============================================================
                                                    23,167,250
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-2.84%

McKesson HBOC, Inc.                     699,900     25,119,411
==============================================================

ELECTRIC COMPANIES-7.27%

Edison International                  1,070,500     16,726,562
--------------------------------------------------------------
Orion Power Holdings, Inc.(a)           785,400     19,340,475
--------------------------------------------------------------
PG&E Corp.                              841,000     16,820,000
--------------------------------------------------------------
TXU Corp.                               257,000     11,388,312
==============================================================
                                                    64,275,349
==============================================================

ELECTRICAL EQUIPMENT-1.01%

Koninklijke (Royal) Philips
  Electronics N.V.-ADR
  (Netherlands)                         247,098      8,957,303
==============================================================

FINANCIAL (DIVERSIFIED)-8.60%

Citigroup Inc.                          397,597     20,302,297
--------------------------------------------------------------
Fannie Mae                               26,000      2,255,500
--------------------------------------------------------------
Freddie Mac                             521,400     35,911,425
--------------------------------------------------------------
MGIC Investment Corp.                   259,900     17,527,006
==============================================================
                                                    75,996,228
==============================================================

HEALTH CARE (DIVERSIFIED)-0.67%

Bristol-Myers Squibb Co.                 36,600      2,706,113
--------------------------------------------------------------
Johnson & Johnson                        30,500   $  3,204,406
==============================================================
                                                     5,910,519
==============================================================

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-0.88%

Pharmacia Corp.                         126,713      7,729,493
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-2.43%

Health Management Associates,
  Inc.-Class A(a)                     1,035,300     21,482,475
==============================================================

HEALTH CARE (MANAGED CARE)-2.52%

UnitedHealth Group Inc.                 363,200     22,291,400
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.88%

Beckman Coulter, Inc.                   185,800      7,791,988
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.20%

Procter & Gamble Co. (The)               21,900      1,717,781
==============================================================

INSURANCE (LIFE/HEALTH)-2.32%

UnumProvident Corp.                     763,300     20,513,688
==============================================================

INSURANCE (MULTI-LINE)-0.28%

American International Group, Inc.       25,050      2,468,991
==============================================================

INSURANCE (PROPERTY-CASUALTY)-3.91%

Radian Group Inc.                       259,698     19,493,581
--------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)       172,700     15,089,663
==============================================================
                                                    34,583,244
==============================================================

LEISURE TIME (PRODUCTS)-1.75%

Mattel, Inc.                          1,072,460     15,486,322
==============================================================

MANUFACTURING (DIVERSIFIED)-0.23%

Minnesota Mining and Manufacturing
  Co.                                    16,500      1,988,250
==============================================================

MANUFACTURING (SPECIALIZED)-2.46%

Parker-Hannifin Corp.                   492,600     21,735,975
==============================================================

NATURAL GAS-0.68%

Dynegy Inc.-Class A                     107,000      5,998,688
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-6.62%

ENSCO International Inc.                484,000     16,486,250
--------------------------------------------------------------
Transocean Sedco Forex Inc.             444,698     20,456,108
--------------------------------------------------------------
Weatherford International, Inc.(a)      456,000     21,546,000
==============================================================
                                                    58,488,358
==============================================================

PAPER & FOREST PRODUCTS-1.71%

International Paper Co.                 371,100     15,145,519
==============================================================

                                                     MARKET
                                      SHARES         VALUE

RESTAURANTS-0.66%

Tricon Global Restaurants, Inc.(a)      177,000   $  5,841,000
==============================================================

RETAIL (BUILDING SUPPLIES)-1.60%

Sherwin-Williams Co. (The)              536,800     14,124,550
==============================================================

RETAIL (FOOD CHAINS)-3.74%

Albertson's, Inc.                        40,400      1,070,600
--------------------------------------------------------------
Kroger Co. (The)(a)                   1,181,400     31,971,638
==============================================================
                                                    33,042,238
==============================================================

RETAIL (GENERAL MERCHANDISE)-2.35%

Target Corp.                            644,600     20,788,350
==============================================================

RETAIL (SPECIALTY-APPAREL)-1.99%

Gap, Inc. (The)                         690,000     17,595,000
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-4.19%

H&R Block, Inc.                         518,200     21,440,525
--------------------------------------------------------------
IMS Health Inc.                         576,900     15,576,300
==============================================================
                                                    37,016,825
==============================================================

SERVICES (COMPUTER SYSTEMS)-1.13%

SunGard Data Systems Inc.(a)            212,000      9,990,500
==============================================================

SERVICES (DATA PROCESSING)-7.29%

Ceridian Corp.(a)                     1,107,200     22,074,800
--------------------------------------------------------------
Equifax Inc.                            548,800     15,743,700
--------------------------------------------------------------
First Data Corp.                        504,000     26,554,500
==============================================================
                                                    64,373,000
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.59%

AT&T Corp.                              232,400   $  4,023,425
--------------------------------------------------------------
WorldCom, Inc.(a)                        84,650      1,185,100
==============================================================
                                                     5,208,525
==============================================================

TELEPHONE-1.29%

SBC Communications Inc.                 128,687      6,144,804
--------------------------------------------------------------
Verizon Communications Inc.             105,400      5,283,175
==============================================================
                                                    11,427,979
==============================================================

WASTE MANAGEMENT-4.12%

Waste Management, Inc.                1,313,167     36,440,384
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $702,695,437)                                808,779,556
==============================================================

MONEY MARKET FUNDS-9.66%

STIC Liquid Assets Portfolio(b)      42,688,949     42,688,949
--------------------------------------------------------------
STIC Prime Portfolio(b)              42,688,949     42,688,949
==============================================================
    Total Money Market Funds
      (Cost $85,377,898)                            85,377,898
==============================================================
TOTAL INVESTMENTS-101.18%

  (Cost $788,073,335)                              894,157,454
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(1.18%)                                   (10,469,140)
==============================================================
NET ASSETS-100.00%                                $883,688,314
______________________________________________________________
==============================================================

Investment abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $788,073,335)*                                $894,157,454
------------------------------------------------------------
Receivables for:
  Fund shares sold                                43,332,798
------------------------------------------------------------
  Dividends                                        1,097,685
------------------------------------------------------------
  Due from advisor                                    17,209
------------------------------------------------------------
Collateral for securities loaned                  22,529,454
------------------------------------------------------------
Other assets                                          51,558
============================================================
    Total assets                                 961,186,158
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           51,582,575
------------------------------------------------------------
  Fund shares reacquired                           1,882,198
------------------------------------------------------------
  Collateral upon return of securities loaned     22,529,454
------------------------------------------------------------
Accrued advisory fees                                464,964
------------------------------------------------------------
Accrued administrative services fees                  14,507
------------------------------------------------------------
Accrued distribution fees                            811,467
------------------------------------------------------------
Accrued transfer agent fees                          102,044
------------------------------------------------------------
Accrued operating expenses                           110,635
============================================================
    Total liabilities                             77,497,844
============================================================
Net assets applicable to shares outstanding     $883,688,314
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $448,668,493
____________________________________________________________
============================================================
Class B                                         $241,156,705
____________________________________________________________
============================================================
Class C                                         $193,863,116
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           15,790,358
____________________________________________________________
============================================================
Class B                                            8,756,849
____________________________________________________________
============================================================
Class C                                            7,039,400
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      28.41
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $28.41 divided by
      94.50%)                                   $      30.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      27.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      27.54
____________________________________________________________
============================================================

* At December 31, 2000, securities with an aggregate market value of $21,593,949 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $11,292)                                       $ 4,309,265
------------------------------------------------------------
Dividends from affiliated money market funds       2,446,612
------------------------------------------------------------
Interest                                              38,562
------------------------------------------------------------
Security lending                                       4,709
============================================================
    Total investment income                        6,799,148
============================================================

EXPENSES:

Advisory fees                                      2,733,163
------------------------------------------------------------
Administrative services fees                          95,398
------------------------------------------------------------
Custodian fees                                        37,934
------------------------------------------------------------
Distribution fees -- Class A                         637,283
------------------------------------------------------------
Distribution fees -- Class B                       1,061,744
------------------------------------------------------------
Distribution fees -- Class C                         885,024
------------------------------------------------------------
Transfer agent fees                                  564,968
------------------------------------------------------------
Trustees' fees                                        15,065
------------------------------------------------------------
Other                                                220,074
============================================================
    Total expenses                                 6,250,653
============================================================
Less: Expenses reimbursed                             (5,258)
------------------------------------------------------------
    Expenses paid indirectly                         (10,286)
============================================================
    Net expenses                                   6,235,109
============================================================
Net investment income                                564,039
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            1,878,295
------------------------------------------------------------
  Foreign currencies                                  (4,508)
------------------------------------------------------------
  Futures contracts                               (1,909,918)
============================================================
                                                     (36,131)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           83,879,538
------------------------------------------------------------
  Futures contracts                                 (127,522)
============================================================
                                                  83,752,016
============================================================
Net gain from investment securities, foreign
  currencies and futures contracts                83,715,885
============================================================
Net increase in net assets resulting from
  operations                                     $84,279,924
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    564,039    $    (60,267)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                       (36,131)      4,676,639
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts        83,752,017      12,454,526
==========================================================================================
    Net increase in net assets resulting from operations        84,279,924      17,070,898
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (390,012)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (2,580,450)       (256,018)
------------------------------------------------------------------------------------------
  Class B                                                       (1,509,986)       (210,328)
------------------------------------------------------------------------------------------
  Class C                                                       (1,341,206)        (27,898)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --          (7,898)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      339,482,816      53,925,709
------------------------------------------------------------------------------------------
  Class B                                                      163,990,013      30,620,885
------------------------------------------------------------------------------------------
  Class C                                                      167,386,060       7,050,778
------------------------------------------------------------------------------------------
  Advisor Class*                                                (1,905,460)        591,949
==========================================================================================
    Net increase in net assets                                 747,411,699     108,758,077
==========================================================================================

NET ASSETS:

  Beginning of year                                            136,276,615      27,518,538
==========================================================================================
  End of year                                                 $883,688,314    $136,276,615
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $778,879,166    $116,220,386
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       101,801          (2,511)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and futures contracts        (1,376,772)      4,086,510
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                           106,084,119      15,972,230
==========================================================================================
                                                              $883,688,314    $136,276,615
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. At a meeting held on March 14, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund which had invested substantially all of its investable assets in Value Portfolio (the "Portfolio") a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by the Shareholders of the Fund on May 31, 2000 and was completed on June 5, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     On December 31, 2000, undistributed net investment income was decreased by $69,715, undistributed net realized gains were increased by $4,491 and paid in capital was increased by $65,224 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the extent necessary to limit total operating expenses to the annual rate of 1.32%, 1.97% and 1.97% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. For the year ended December 31, 2000, AIM reimbursed expenses of $5,258.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $95,398 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $329,663 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $637,283, $1,061,744 and $885,024, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $369,761 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $36,098 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,820 and reductions in custodian fees of $3,466 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,286.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $21,593,949 were on loan to brokers. The loans were secured by cash collateral of $22,529,454 received by the Fund and invested in affiliated money market funds as follows:
$11,264,727 in STIC Liquid Assets Portfolio and $11,264,727 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $4,709 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $788,776,840 and $195,993,339, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $139,481,458
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (36,833,256)
=========================================================
Net unrealized appreciation of investment
  securities                                 $102,648,202
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $791,509,252.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                        2000                        1999
                                                              -------------------------   ------------------------
                                                                SHARES        AMOUNT       SHARES        AMOUNT
                                                              ----------   ------------   ---------   ------------
Sold:
  Class A                                                     14,703,803   $386,242,070   3,261,169   $ 70,510,993
------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,092,174    181,508,213   2,206,406     46,519,183
------------------------------------------------------------------------------------------------------------------
  Class C*                                                     3,334,246     84,818,331     373,145      7,969,386
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    594         14,010      55,252      1,198,665
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        101,545      2,760,834      10,995        241,403
------------------------------------------------------------------------------------------------------------------
  Class B                                                         53,892      1,420,578       9,168        196,233
------------------------------------------------------------------------------------------------------------------
  Class C*                                                        42,610      1,123,201       1,007         21,568
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --             --         355          7,898
==================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                        574,087     14,532,847          --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        334,747      8,236,922          --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                      4,239,045    104,299,371          --             --
==================================================================================================================
Conversion of Advisor Class shares to Class A shares:****
  Class A                                                         84,298      1,882,374          --             --
------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (83,070)    (1,882,374)         --             --
==================================================================================================================
Reacquired:
  Class A                                                     (2,642,468)   (65,935,309)   (803,521)   (16,826,687)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,124,966)   (27,175,700)   (792,971)   (16,094,531)
------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (906,571)   (22,854,843)    (44,082)      (940,176)
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (1,561)       (37,096)    (28,204)      (614,614)
==================================================================================================================
                                                              25,802,405   $668,953,429   4,248,719   $ 92,189,321
__________________________________________________________________________________________________________________
==================================================================================================================

*    Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
*** AIM Advisor Large Cap Value Fund ("Advisor Large Cap Value Fund") transferred all of its assets to the Fund at the open of business June 19, 2000, pursuant to an Agreement and Plan of Reorganization. The Fund assumed all of the liabilities of the Advisor Large Cap Value Fund. Shareholders of the Advisor Large Cap Value Fund were issued full and fractional shares of the applicable class of the Fund. The reorganization, which was approved by the shareholders of Advisor Large Cap Value Fund on May 31, 2000, was accomplished by an exchange of 5,147,879 shares of the Fund for the 8,552,846 shares then outstanding of the Advisor Large Cap Value Fund or its shareholders. Advisor Large Cap Value Fund's net assets, including $6,359,873 of unrealized appreciation were combined with the Fund for total net assets after the reorganization of $402,079,642.
**** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                2000      1999(a)     1998     1997(a)    1996(a)
                                                              --------    -------    ------    -------    -------
Net asset value, beginning of period                          $  23.84    $ 18.13    $17.25    $14.65     $12.76
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06       0.05      0.04      0.09      (0.01)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.74       5.75      1.16      3.87       1.94
=================================================================================================================
    Total from investment operations                              4.80       5.80      1.20      3.96       1.93
=================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.03)        --        --     (0.03)        --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.20)     (0.09)    (0.32)    (1.33)     (0.04)
=================================================================================================================
    Total distributions                                          (0.23)     (0.09)    (0.32)    (1.36)     (0.04)
=================================================================================================================
Net asset value, end of period                                $  28.41    $ 23.84    $18.13    $17.25     $14.65
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  20.20%     32.04%     7.02%    27.23%     15.12%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                      $448,668    $70,791    $9,074    $7,688     $2,529
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.32%(c)   1.69%     1.74%     2.02%      2.00%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.32%(c)   1.71%     2.11%     3.00%      5.51%
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.49%(c)   0.23%     0.25%     0.56%     (0.10)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             56%        63%      148%       93%       256%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $182,080,975.

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2000      1999(a)     1998      1997(a)    1996(a)
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $  23.23    $ 17.79    $ 17.04    $ 14.54    $12.75
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)     (0.09)     (0.08)     (0.01)    (0.10)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.53       5.62       1.15       3.83      1.93
==================================================================================================================
    Total from investment operations                              4.51       5.53       1.07       3.82      1.83
==================================================================================================================
Less distributions:
  Distributions from net realized gains                          (0.20)     (0.09)     (0.32)     (1.32)    (0.04)
==================================================================================================================
Net asset value, end of period                                $  27.54    $ 23.23    $ 17.79    $ 17.04    $14.54
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  19.47%     31.13%      6.34%     26.44%    14.35%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $241,157    $55,785    $17,406    $16,717    $5,503
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.97%(c)   2.34%      2.39%      2.67%     2.65%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.97%(c)   2.36%      2.76%      3.65%     6.16%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c) (0.42)%    (0.40)%    (0.09)%   (0.75)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             56%        63%       148%        93%      256%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $106,174,366.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000           1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $  23.23         $21.07
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)         (0.06)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            4.53           2.31
===========================================================================================
    Total from investment operations                                4.51           2.25
===========================================================================================
Less distributions from net realized gains                         (0.20)         (0.09)
===========================================================================================
Net asset value, end of period                                  $  27.54         $23.23
___________________________________________________________________________________________
===========================================================================================
Total return                                                       19.47%         10.72%
___________________________________________________________________________________________
===========================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                        $193,863         $7,669
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.97%(c)       2.34%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                               1.97%(c)       2.36%(d)
===========================================================================================
Ratio of net investment loss to average net assets                 (0.16)%(c)     (0.42)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                               56%            63%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $88,502,364.
(d)  Annualized.

                      REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Mid Cap Equity Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Mid Cap Equity Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.35%

BANKS (REGIONAL)-1.28%

Bank United Corp.-Class A                92,000   $  6,273,250
==============================================================

BEVERAGES (ALCOHOLIC)-2.46%

Coors (Adolph) Co.-Class B              150,000     12,046,875
==============================================================

CHEMICALS (SPECIALTY)-1.11%

Cambrex Corp.                           120,000      5,430,000
==============================================================

COMMUNICATIONS EQUIPMENT-1.34%

L-3 Communications Holdings,
  Inc.(a)                                85,000      6,545,000
==============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-0.91%

PeopleSoft, Inc.(a)                     120,000      4,462,500
==============================================================

CONSTRUCTION (CEMENT & AGGREGATES)-0.95%

Martin Marietta Materials, Inc.         110,000      4,653,000
==============================================================

ELECTRIC COMPANIES-3.02%

Orion Power Holdings, Inc.(a)           235,000      5,786,875
--------------------------------------------------------------
Wisconsin Energy Corp.                  400,000      9,025,000
==============================================================
                                                    14,811,875
==============================================================

ELECTRICAL EQUIPMENT-5.19%

Amphenol Corp.-Class A(a)               115,000      4,506,562
--------------------------------------------------------------
APW Ltd.(a)                             215,000      7,256,250
--------------------------------------------------------------
Harman International Industries,
  Inc.                                  150,000      5,475,000
--------------------------------------------------------------
Molex, Inc.-Class A                     140,875      3,583,508
--------------------------------------------------------------
Rayovac Corp.(a)                        150,000      2,128,125
--------------------------------------------------------------
Vishay Intertechnology, Inc.(a)         165,000      2,495,625
==============================================================
                                                    25,445,070
==============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.79%

Avnet, Inc.                             180,000      3,870,000
==============================================================

ELECTRONICS (DEFENSE)-1.48%

Raytheon Co.-Class A                    250,000      7,250,000
==============================================================

ELECTRONICS
  (INSTRUMENTATION)-0.95%

Agilent Technologies, Inc.(a)            85,000      4,653,750
==============================================================

ELECTRONICS (SEMICONDUCTORS)-6.83%

Cirrus Logic, Inc.(a)                   300,000      5,625,000
--------------------------------------------------------------
Cypress Semiconductor Corp.(a)          150,000      2,953,125
--------------------------------------------------------------
Dallas Semiconductor Corp.              210,000      5,381,250
--------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                               190,000      6,293,750
--------------------------------------------------------------
Lattice Semiconductor Corp.(a)          375,000      6,890,625
--------------------------------------------------------------
LSI Logic Corp.(a)                       85,000      1,452,650
--------------------------------------------------------------
Xilinx, Inc.(a)                         105,000      4,843,125
==============================================================
                                                    33,439,525
==============================================================

                                                     MARKET
                                      SHARES         VALUE

EQUIPMENT (SEMICONDUCTOR)-2.57%

Credence Systems Corp.                  200,000   $  4,600,000
--------------------------------------------------------------
Novellus Systems, Inc.(a)               140,000      5,031,250
--------------------------------------------------------------
Rudolph Technologies, Inc.(a)            98,000      2,958,375
==============================================================
                                                    12,589,625
==============================================================

FINANCIAL (DIVERSIFIED)-0.62%

Ambac Financial Group, Inc.              52,500      3,061,406
==============================================================

FOODS-2.78%

Earthgrains Co. (The)                   270,000      4,995,000
--------------------------------------------------------------
Keebler Foods Co.                       110,000      4,558,125
--------------------------------------------------------------
Suiza Foods Corp.(a)                     85,000      4,080,000
==============================================================
                                                    13,633,125
==============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-7.76%

Alpharma Inc.-Class A                   135,000      5,923,125
--------------------------------------------------------------
Biovail Corp. (Canada)(a)               200,000      7,768,000
--------------------------------------------------------------
King Pharmaceuticals, Inc.(a)           140,231      7,248,190
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                     146,000     10,694,500
--------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)         125,000      6,398,437
==============================================================
                                                    38,032,252
==============================================================

HEALTH CARE (MANAGED CARE)-2.15%

First Health Group Corp.(a)             115,000      5,354,687
--------------------------------------------------------------
Wellpoint Health Networks Inc.(a)        45,000      5,186,250
==============================================================
                                                    10,540,937
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.33%

Apogent Technologies Inc.(a)            455,000      9,327,500
--------------------------------------------------------------
Edwards Lifesciences Corp.(a)           250,000      4,437,500
--------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)      151,666      2,559,364
==============================================================
                                                    16,324,364
==============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-0.57%

Charles River Laboratories
  International, Inc.(a)                102,200      2,797,725
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.09%

Clorox Co.                              150,000      5,325,000
==============================================================

INSURANCE (LIFE/HEALTH)-1.34%

Conseco, Inc.                           496,000      6,541,000
==============================================================

INSURANCE (PROPERTY &
  CASUALTY)-1.16%

XL Capital Ltd.-Class A (Bermuda)        65,000      5,679,375
==============================================================

INSURANCE BROKERS-0.80%

Aon Corp.                               115,000      3,938,750
==============================================================

LEISURE TIME (PRODUCTS)-0.22%

Mattel, Inc.                             76,000      1,097,440
==============================================================

                                                     MARKET
                                      SHARES         VALUE

MACHINERY (DIVERSIFIED)-1.16%

Actuant Corp.-Class A                   215,000   $    645,000
--------------------------------------------------------------
Ingersoll-Rand Co.                      120,000      5,025,000
==============================================================
                                                     5,670,000
==============================================================

MANUFACTURING (SPECIALIZED)-2.78%

Mettler-Toledo International
  Inc.(a)                                65,000      3,534,375
--------------------------------------------------------------
Millipore Corp.                          90,000      5,670,000
--------------------------------------------------------------
Parker-Hannifin Corp.                   100,000      4,412,500
==============================================================
                                                    13,616,875
==============================================================

NATURAL GAS-1.49%

Kinder Morgan, Inc.                     140,000      7,306,250
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-6.91%

BJ Services Co.(a)                       90,000      6,198,750
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  80,000      5,285,000
--------------------------------------------------------------
Rowan Cos., Inc.(a)                     180,000      4,860,000
--------------------------------------------------------------
Santa Fe International Corp.             61,100      1,959,019
--------------------------------------------------------------
Smith International, Inc.(a)             80,000      5,965,000
--------------------------------------------------------------
Transocean Sedco Forex Inc.              80,000      3,680,000
--------------------------------------------------------------
Weatherford International, Inc.(a)      125,000      5,906,250
==============================================================
                                                    33,854,019
==============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-6.03%

Anadarko Petroleum Corp.                 80,000      5,686,400
--------------------------------------------------------------
Apache Corp.                             85,000      5,955,312
--------------------------------------------------------------
Burlington Resources Inc.                63,000      3,181,500
--------------------------------------------------------------
Devon Energy Corp.                       50,000      3,048,500
--------------------------------------------------------------
EOG Resources, Inc.                     125,000      6,835,937
--------------------------------------------------------------
Noble Affiliates, Inc.                  105,000      4,830,000
==============================================================
                                                    29,537,649
==============================================================

OIL & GAS (REFINING &
  MARKETING)-1.10%

Valero Energy Corp.                     145,000      5,392,187
==============================================================

PHOTOGRAPHY/IMAGING-0.71%

Zebra Technologies Corp.-Class
  A(a)                                   85,000      3,467,734
==============================================================

PUBLISHING-0.92%

Reader's Digest Association Inc.
  (The)-Class A                         115,000      4,499,375
==============================================================

PUBLISHING (NEWSPAPERS)-0.20%

New York Times Co. (The)-Class A         25,000      1,001,563
==============================================================

RESTAURANTS-1.94%

Jack in the Box Inc.(a)                 165,000      4,857,188
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RESTAURANTS-(CONTINUED)

Outback Steakhouse, Inc.(a)             180,000   $  4,657,500
==============================================================
                                                     9,514,688
==============================================================

RETAIL (DISCOUNTERS)-1.09%

Family Dollar Stores, Inc.              250,000      5,359,375
==============================================================

RETAIL (DRUG STORES)-1.35%

CVS Corp.                               110,000      6,593,125
==============================================================

RETAIL (SPECIALTY)-1.35%

Barnes & Noble, Inc.(a)                 250,000      6,625,000
==============================================================

SAVINGS & LOAN COMPANIES-1.21%

Dime Bancorp, Inc.                      200,000      5,912,500
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-3.85%

Convergys Corp.(a)                      105,000      4,757,813
--------------------------------------------------------------
H&R Block, Inc.                         210,000      8,688,750
--------------------------------------------------------------
IMS Health Inc.                         200,000      5,400,000
==============================================================
                                                    18,846,563
==============================================================

SERVICES (DATA PROCESSING)-2.38%

Concord EFS, Inc.(a)                    265,000     11,643,438
==============================================================

TELEPHONE-1.54%

Broadwing Inc.(a)                       134,875      3,076,836
--------------------------------------------------------------
CenturyTel, Inc.                        125,000      4,468,750
==============================================================
                                                     7,545,586
==============================================================

TEXTILES (APPAREL)-0.46%

Jones Apparel Group, Inc.(a)             70,000      2,253,125
==============================================================

WASTE MANAGEMENT-1.18%

Republic Services, Inc.(a)              335,000      5,757,813
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $335,019,705)                                432,838,709
==============================================================

                                      SHARES
MONEY MARKET FUNDS-16.55%

STIC Liquid Assets Portfolio(b)      40,531,038     40,531,038
--------------------------------------------------------------
STIC Prime Portfolio(b)              40,531,039     40,531,039
==============================================================
    Total Money Market Funds
      (Cost $81,062,077)                            81,062,077
==============================================================
TOTAL INVESTMENTS-104.90% (Cost
  $416,081,782)                                    513,900,786
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(4.90%)                                   (24,023,386)
==============================================================
NET ASSETS-100.00%                                $489,877,400
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost
  $416,081,782)*                                $513,900,786
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 4,657,941
------------------------------------------------------------
  Dividends                                          635,634
------------------------------------------------------------
Collateral for securities loaned                  32,383,730
------------------------------------------------------------
Other assets                                          12,809
============================================================
    Total assets                                 551,590,900
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           27,577,079
------------------------------------------------------------
  Fund shares reacquired                             751,546
------------------------------------------------------------
  Collateral upon return of securities loaned     32,383,730
------------------------------------------------------------
Accrued advisory fees                                278,206
------------------------------------------------------------
Accrued administrative services fees                   9,570
------------------------------------------------------------
Accrued distribution fees                            467,976
------------------------------------------------------------
Accrued transfer agent fees                          116,926
------------------------------------------------------------
Accrued operating expenses                           128,467
============================================================
    Total liabilities                             61,713,500
============================================================
Net assets applicable to shares outstanding     $489,877,400
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $259,802,848
____________________________________________________________
============================================================
Class B                                         $210,608,479
____________________________________________________________
============================================================
Class C                                         $ 19,466,073
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,808,678
____________________________________________________________
============================================================
Class B                                            9,418,980
____________________________________________________________
============================================================
Class C                                              871,630
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      24.04
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.04 divided by
      94.50%)                                   $      25.44
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      22.36
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      22.33
____________________________________________________________
============================================================

* At December 31, 2000, securities with an aggregate market value of $31,876,359 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,994)                                        $ 1,797,328
------------------------------------------------------------
Dividends from affiliated money market funds       5,048,109
------------------------------------------------------------
Interest                                             173,285
------------------------------------------------------------
Security lending                                      48,034
============================================================
    Total investment income                        7,066,756
============================================================

EXPENSES:

Advisory fees                                      2,947,272
------------------------------------------------------------
Administrative services fees                         101,673
------------------------------------------------------------
Custodian fees                                        35,290
------------------------------------------------------------
Distribution fees -- Class A                         760,049
------------------------------------------------------------
Distribution fees -- Class B                       1,811,104
------------------------------------------------------------
Distribution fees -- Class C                          80,057
------------------------------------------------------------
Transfer agent fees                                  821,652
------------------------------------------------------------
Trustees' fees                                        17,351
------------------------------------------------------------
Other                                                203,992
============================================================
    Total expenses                                 6,778,440
============================================================
Less: Expenses paid indirectly                        (8,298)
------------------------------------------------------------
    Net expenses                                   6,770,142
============================================================
Net investment income                                296,614
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities      45,254,552
============================================================
Change in net unrealized appreciation of
  investment securities                           18,237,197
============================================================
Net gain from investment securities               63,491,749
============================================================
Net increase in net assets resulting from
  operations                                     $63,788,363
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    296,614    $ (1,077,771)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  45,254,552      72,527,338
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  18,237,197      19,996,181
==========================================================================================
    Net increase in net assets resulting from operations        63,788,363      91,445,748
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (32,973,812)    (16,323,689)
------------------------------------------------------------------------------------------
  Class B                                                      (28,962,310)    (14,494,421)
------------------------------------------------------------------------------------------
  Class C                                                       (2,380,170)       (129,452)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (193,799)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       79,673,859     (34,855,409)
------------------------------------------------------------------------------------------
  Class B                                                       59,956,998     (40,751,032)
------------------------------------------------------------------------------------------
  Class C                                                       19,324,215       1,442,045
------------------------------------------------------------------------------------------
  Advisor Class*                                                (2,218,024)        909,831
==========================================================================================
    Net increase (decrease) in net assets                      156,209,119     (12,950,178)
==========================================================================================

NET ASSETS:

  Beginning of year                                            333,668,281     346,618,459
==========================================================================================
  End of year                                                 $489,877,400    $333,668,281
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $381,731,374    $222,894,326
------------------------------------------------------------------------------------------
  Undistributed net investment income                              296,614              --
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities    10,030,408      31,192,148
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              97,819,004      79,581,807
==========================================================================================
                                                              $489,877,400    $333,668,281
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net realized gains decreased by $2,100,000 and paid in capital increased by $2,100,000 as a result of differences due to utilization of a portion of proceeds from redemptions as distributions for federal income tax purposes. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 2000, AIM was paid $101,673 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2000, AFS was paid $507,683 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $760,049, $1,811,104 and $80,057, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $177,606 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $4,238 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,696 and reductions in custodian fees of $1,602 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,298.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $31,876,359 were on loan to brokers. The loans were secured by cash collateral of $32,383,730 received by the Fund and invested in affiliated money market funds as follows:
$16,191,865 in STIC Liquid Assets Portfolio and $16,191,865 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $48,034 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $345,956,056 and $233,878,261, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $110,288,272
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (13,465,715)
============================================================
Net unrealized appreciation of investment
  securities                                    $ 96,822,557
____________________________________________________________
============================================================
Cost of investments for tax purposes is $417,078,229.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      4,070,797    $106,892,357     2,331,884    $ 45,474,921
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,612,200      64,245,671       743,118      14,758,662
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       766,820      18,842,465        67,678       1,380,504
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  1,493          35,592        49,583       1,032,846
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,343,990      30,603,452       685,215      14,958,133
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,281,945      27,163,899       648,821      13,404,549
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       105,132       2,224,587         5,521         114,003
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --              --         8,785         193,799
======================================================================================================================
Conversion of Advisor Class Shares to Class A Shares***:
  Class A                                                         93,124       2,242,422            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (92,129)     (2,242,422)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (2,304,101)    (60,064,372)   (4,913,896)    (95,288,463)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,290,871)    (31,452,572)   (3,686,690)    (68,914,243)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (70,810)     (1,742,837)       (2,711)        (52,462)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                   (500)        (11,194)      (15,098)       (316,814)
======================================================================================================================
                                                               6,517,090    $156,737,048    (4,077,790)   $(73,254,565)
______________________________________________________________________________________________________________________
======================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.10       (0.01)      (0.24)      (0.20)       0.03
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.10        6.88       (0.81)       3.00        2.96
======================================================================================================================
    Total from investment operations                              4.20        6.87       (1.05)       2.80        2.99
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  24.04    $  23.48    $  18.97    $  21.01    $  20.77
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  18.76%      37.13%      (4.71)%     14.05%      15.65%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $259,803    $178,550    $180,258    $255,674    $343,427
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        1.37%(d)    1.46%       1.56%       1.37%       1.36%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       0.38%(d)   (0.07)%     (1.09)%     (0.90)%      0.12%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%        90%         168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 1.57%, 1.48% and 1.41% for 1998, 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $217,156,798.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  22.21    $  18.16    $  20.31    $  20.28    $  18.77
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)      (0.14)      (0.38)      (0.34)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.86        6.55       (0.78)       2.93        2.91
======================================================================================================================
    Total from investment operations                              3.79        6.41       (1.16)       2.59        2.80
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  22.36    $  22.21    $  18.16    $  20.31    $  20.28
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  17.98%      36.25%      (5.41)%     13.35%      14.82%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $210,608    $151,392    $165,447    $255,468    $334,590
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        2.02%(d)    2.11%       2.21%       2.02%       2.01%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(d)  (0.72)%     (1.74)%     (1.55)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%         90%        168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 2.22%, 2.13% and 2.06% for 1998, 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $181,110,447.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2000(a)          1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 22.19          $19.02
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.07)          (0.10)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.85            5.63
===========================================================================================
    Total from investment operations                               3.78            5.53
===========================================================================================
Less distributions:
  Distributions from net realized gains                           (3.64)          (2.36)
===========================================================================================
Net asset value, end of period                                  $ 22.33          $22.19
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   17.95%          29.98%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $19,466          $1,564
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets                            2.02%(c)        2.11%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (0.27)%(c)      (0.72)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              72%             90%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,005,686.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Small Cap Growth Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Growth Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-90.09%

AEROSPACE/DEFENSE-0.29%

Primex Technologies, Inc.                75,000   $  2,390,625
==============================================================

AGRICULTURAL PRODUCTS-0.23%

Eden Bioscience Corp.(a)                 65,000      1,945,937
==============================================================

AIRLINES-0.65%

Frontier Airlines, Inc.(a)              175,000      5,414,062
==============================================================

BANKS (REGIONAL)-2.45%

Greater Bay Bancorp                     120,000      4,920,000
--------------------------------------------------------------
Prosperity Bancshares, Inc.              40,000        790,000
--------------------------------------------------------------
Silicon Valley Bancshares(a)            190,000      6,566,875
--------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(a)                               150,250      6,451,359
--------------------------------------------------------------
Whitney Holding Corp.                    50,000      1,815,625
==============================================================
                                                    20,543,859
==============================================================

BIOTECHNOLOGY-3.89%

Albany Molecular Research, Inc.(a)      200,000     12,325,000
--------------------------------------------------------------
Aurora Biosciences Corp.(a)              60,000      1,886,250
--------------------------------------------------------------
Cephalon, Inc.(a)                        95,299      6,033,618
--------------------------------------------------------------
Genencor International Inc.(a)          150,000      2,700,000
--------------------------------------------------------------
Invitrogen Corp.(a)                      50,000      4,318,750
--------------------------------------------------------------
Techne Corp.(a)                         150,000      5,409,375
==============================================================
                                                    32,672,993
==============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-1.03%

Cox Radio, Inc.-Class A(a)               45,000      1,015,312
--------------------------------------------------------------
Entercom Communications Corp.(a)         75,000      2,582,812
--------------------------------------------------------------
Radio One, Inc.-Class A(a)              200,000      2,137,500
--------------------------------------------------------------
Radio One, Inc.-Class D(a)              265,000      2,915,000
==============================================================
                                                     8,650,624
==============================================================

CHEMICALS (SPECIALTY)-0.33%

OM Group, Inc.                           50,000      2,731,250
==============================================================

COMMUNICATIONS EQUIPMENT-3.77%

CommScope, Inc.(a)                      150,000      2,484,375
--------------------------------------------------------------
Digital Lightwave, Inc.(a)              150,000      4,753,125
--------------------------------------------------------------
Polycom, Inc.(a)                        250,000      8,046,875
--------------------------------------------------------------
Proxim, Inc.(a)                         130,000      5,590,000
--------------------------------------------------------------
REMEC, Inc.(a)                          175,000      1,684,375
--------------------------------------------------------------
ROHN Industries, Inc.(a)                250,000        953,125
--------------------------------------------------------------
SymmetriCom, Inc.(a)                    275,000      2,681,250
--------------------------------------------------------------
Tollgrade Communications, Inc.(a)       150,000      5,475,000
==============================================================
                                                    31,668,125
==============================================================

COMPUTERS (NETWORKING)-1.71%

Avocent Corp.(a)                        125,000   $  3,375,000
--------------------------------------------------------------
SonicWALL, Inc.(a)                      300,000      4,875,000
--------------------------------------------------------------
Tellium, Inc.-Series E, Conv. Pfd.
  (Acquired 09/19/00; Cost
  $6,066,720)(b)                        202,224      6,066,720
==============================================================
                                                    14,316,720
==============================================================

COMPUTERS (PERIPHERALS)-1.89%

Actel Corp.(a)                          175,000      4,232,812
--------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                           200,000      2,787,500
--------------------------------------------------------------
SanDisk Corp.(a)                        160,000      4,440,000
--------------------------------------------------------------
Silicon Storage Technology,
  Inc.(a)                               375,000      4,429,687
==============================================================
                                                    15,889,999
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-9.22%

Art Technology Group, Inc.(a)            85,000      2,597,812
--------------------------------------------------------------
Aspen Technology, Inc.(a)               100,000      3,325,000
--------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)                            70,000      3,963,750
--------------------------------------------------------------
Data Return Corp.(a)                    125,000        468,750
--------------------------------------------------------------
Digital Insight Corp.(a)                 78,950      1,426,034
--------------------------------------------------------------
Documentum, Inc.(a)                     140,000      6,956,250
--------------------------------------------------------------
Eclipsys Corp.(a)                       100,000      2,450,000
--------------------------------------------------------------
Getty Images, Inc.(a)                    50,000      1,600,000
--------------------------------------------------------------
Integrated Measurement Systems,
  Inc.(a)                               175,000      1,389,062
--------------------------------------------------------------
Internet Security Systems, Inc.(a)       35,000      2,745,312
--------------------------------------------------------------
Interwoven, Inc.(a)                      30,000      1,978,125
--------------------------------------------------------------
Macrovision Corp.(a)                     90,000      6,661,406
--------------------------------------------------------------
Micromuse Inc.(a)                        30,000      1,810,781
--------------------------------------------------------------
Netegrity, Inc.(a)                      135,000      7,340,625
--------------------------------------------------------------
OneSource Information Services,
  Inc.(a)                               250,000      1,937,500
--------------------------------------------------------------
Radiant Systems, Inc.(a)                325,000      6,662,500
--------------------------------------------------------------
RADVision Ltd. (Israel)(a)              250,000      3,078,125
--------------------------------------------------------------
SafeNet, Inc.(a)                        200,000      9,400,000
--------------------------------------------------------------
ScanSource, Inc.(a)                      85,000      3,315,000
--------------------------------------------------------------
Ulticom, Inc.(a)                        150,000      5,109,375
--------------------------------------------------------------
WatchGuard Technologies, Inc.(a)        100,000      3,162,500
==============================================================
                                                    77,377,907
==============================================================

CONSUMER FINANCE-0.73%

AmeriCredit Corp.(a)                    175,000      4,768,750
--------------------------------------------------------------
Federal Agricultural Mortgage
  Corp.-Class C(a)                       57,000      1,332,375
==============================================================
                                                     6,101,125
==============================================================

CONTAINERS (METAL & GLASS)-0.44%

Mobile Mini, Inc.(a)                    160,000      3,680,000
==============================================================

                                                     MARKET
                                      SHARES         VALUE

DISTRIBUTORS (FOOD & HEALTH)-2.00%

Performance Food Group Co.(a)           100,000   $  5,126,562
--------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)    200,000      8,162,500
--------------------------------------------------------------
United Natural Foods, Inc.(a)           200,000      3,525,000
==============================================================
                                                    16,814,062
==============================================================

ELECTRICAL EQUIPMENT-3.47%

C & D Technologies, Inc.                150,000      6,478,125
--------------------------------------------------------------
Cree, Inc.(a)                           140,000      4,974,375
--------------------------------------------------------------
II-VI Inc.(a)                           200,000      3,037,500
--------------------------------------------------------------
KEMET Corp.(a)                          170,000      2,571,250
--------------------------------------------------------------
Manufacturers' Services Ltd.(a)         300,000      1,987,500
--------------------------------------------------------------
Nanometrics Inc.(a)                      50,000        690,625
--------------------------------------------------------------
Optimal Robotics Corp. (Canada)(a)       50,000      1,678,125
--------------------------------------------------------------
Park Electrochemical Corp.              100,000      3,068,750
--------------------------------------------------------------
TTM Technologies, Inc.(a)               150,000      2,128,125
--------------------------------------------------------------
Viasystems Group, Inc.(a)               300,000      2,493,750
==============================================================
                                                    29,108,125
==============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.93%

Kent Electronics Corp.(a)               150,000      2,475,000
--------------------------------------------------------------
Power-One, Inc.(a)                      135,000      5,307,187
==============================================================
                                                     7,782,187
==============================================================

ELECTRONICS (DEFENSE)-3.06%

Aeroflex Inc.(a)                        425,000     12,251,953
--------------------------------------------------------------
Anaren Microwave, Inc.(a)               200,000     13,437,500
==============================================================
                                                    25,689,453
==============================================================

ELECTRONICS
  (INSTRUMENTATION)-4.80%

Alpha Industries, Inc.(a)               150,000      5,550,000
--------------------------------------------------------------
Keithley Instruments, Inc.              180,000      7,751,250
--------------------------------------------------------------
Measurement Specialties, Inc.(a)         75,000      1,462,500
--------------------------------------------------------------
Methode Electronics, Inc.-Class A       100,000      2,293,750
--------------------------------------------------------------
Photon Dynamics, Inc.(a)                250,000      5,625,000
--------------------------------------------------------------
Stanford Microdevices, Inc.(a)           90,000      3,240,000
--------------------------------------------------------------
Tektronix, Inc.                         200,000      6,737,500
--------------------------------------------------------------
Varian Inc.(a)                          225,000      7,621,875
==============================================================
                                                    40,281,875
==============================================================

ELECTRONICS (SEMICONDUCTORS)-4.13%

Cirrus Logic, Inc.(a)                   100,000      1,875,000
--------------------------------------------------------------
Elantec Semiconductor, Inc.(a)          225,000      6,243,750
--------------------------------------------------------------
Exar Corp.(a)                            50,000      1,549,219
--------------------------------------------------------------
GlobeSpan, Inc.(a)                       50,000      1,375,000
--------------------------------------------------------------
hi/fn, inc.(a)                          100,000      2,750,000
--------------------------------------------------------------
InSilicon Corp.(a)                      100,000        612,500
--------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)      125,000      3,335,937
--------------------------------------------------------------
Pixelworks, Inc.(a)                     100,000      2,237,500
--------------------------------------------------------------
SIPEX Corp.(a)                          121,700      2,913,194
--------------------------------------------------------------
SONICblue Inc.(a)                       150,000   $    618,750
--------------------------------------------------------------
TranSwitch Corp.(a)                     130,150      5,092,119
--------------------------------------------------------------
Virage Logic Corp.(a)                   200,000      3,000,000
--------------------------------------------------------------
Zoran Corp.(a)                          200,000      3,100,000
==============================================================
                                                    34,702,969
==============================================================

EQUIPMENT (SEMICONDUCTOR)-1.22%

Brooks Automation, Inc.(a)              100,000      2,806,250
--------------------------------------------------------------
FEI Co.(a)                              200,000      4,550,000
--------------------------------------------------------------
Helix Technology Corp.                   80,000      1,893,750
--------------------------------------------------------------
Trikon Technologies, Inc.(a)            100,000      1,000,000
==============================================================
                                                    10,250,000
==============================================================

FOODS-0.61%

Hain Celestial Group, Inc.(a)           156,400      5,083,000
==============================================================

FOOTWEAR-0.24%

Kenneth Cole Productions,
  Inc.-Class A(a)                        50,000      2,012,500
==============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.82%

Barr Laboratories, Inc.(a)               50,000      3,646,875
--------------------------------------------------------------
Large Scale Biology Corp.(a)            108,000      1,026,000
--------------------------------------------------------------
Medecis Pharmaceutical Corp.-Class
  A(a)                                  100,000      5,912,500
--------------------------------------------------------------
Pain Therapeutics, Inc.(a)              116,700      1,735,912
--------------------------------------------------------------
SangStat Medical Corp.(a)               250,000      2,968,750
==============================================================
                                                    15,290,037
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-3.27%

LifePoint Hospitals, Inc.(a)            300,000     15,037,500
--------------------------------------------------------------
Province Healthcare Co.(a)              150,000      5,906,250
--------------------------------------------------------------
Triad Hospitals, Inc.(a)                200,000      6,512,500
==============================================================
                                                    27,456,250
==============================================================

HEALTH CARE (MANAGED CARE)-0.30%

Express Scripts, Inc.-Class A(a)         25,000      2,556,250
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.31%

Biosite Diagnostics Inc.(a)             125,000      5,054,688
--------------------------------------------------------------
BioSource International, Inc.(a)        200,000      3,062,500
--------------------------------------------------------------
ICU Medical, Inc.(a)                    100,000      3,012,500
--------------------------------------------------------------
PolyMedica Corp.(a)                      90,000      3,003,750
--------------------------------------------------------------
Zoll Medical Corp.(a)                   150,000      5,259,375
==============================================================
                                                    19,392,813
==============================================================

HEALTH CARE (SPECIALIZED SERVICES)-2.04%

Accredo Health, Inc.(a)                 125,000      6,273,438
--------------------------------------------------------------
Aksys, Ltd.(a)                          150,000      2,475,000
--------------------------------------------------------------
DaVita, Inc.(a)                         200,000      3,425,000
--------------------------------------------------------------
Laboratory Corp. of America
  Holdings(a)                            15,000      2,640,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HEALTH CARE (SPECIALIZED SERVICES)-(CONTINUED)

Specialty Laboratories, Inc.(a)          70,500   $  2,335,313
==============================================================
                                                    17,148,751
==============================================================

HOMEBUILDING-0.54%

D.R. Horton, Inc.                        75,000      1,832,813
--------------------------------------------------------------
Toll Brothers, Inc.(a)                   65,000      2,656,875
==============================================================
                                                     4,489,688
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.24%

Martha Stewart Living Omnimedia,
  Inc.-Class A(a)                       100,000      2,006,250
==============================================================

INSURANCE
  (PROPERTY-CASUALTY)-0.62%

Fidelity National Financial, Inc.        75,000      2,770,313
--------------------------------------------------------------
HCC Insurance Holdings, Inc.             90,000      2,424,375
==============================================================
                                                     5,194,688
==============================================================

IRON & STEEL-0.14%

Gibraltar Steel Corp.                    65,000      1,141,563
==============================================================

LEISURE TIME (PRODUCTS)-0.24%

Oakley, Inc.(a)                         150,000      2,025,000
==============================================================

LODGING-HOTELS-0.35%

Sun International Hotels Ltd.(a)        125,000      2,968,750
==============================================================

MANUFACTURING (SPECIALIZED)-0.40%

Applied Films Corp.(a)                  125,000      2,554,688
--------------------------------------------------------------
Summa Industries(a)                     100,000        837,500
==============================================================
                                                     3,392,188
==============================================================

METAL FABRICATORS-1.49%

Shaw Group Inc. (The)(a)                250,000     12,500,000
==============================================================

NATURAL GAS-0.56%

Kinder Morgan, Inc.                      90,000      4,696,875
==============================================================

OFFICE EQUIPMENT & SUPPLIES-0.25%

MCSi, Inc. (Acquired
  11/23/99-04/17/00;
  Cost $2,329,702)(a)(b)                100,000      2,137,500
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-7.16%

Cal Dive International, Inc.(a)         200,000      5,325,000
--------------------------------------------------------------
Dril-Quip, Inc.(a)                       40,000      1,367,500
--------------------------------------------------------------
GulfMark Offshore, Inc.(a)               80,000      2,270,000
--------------------------------------------------------------
Hanover Compressor Co.(a)               170,000      7,575,625
--------------------------------------------------------------
Key Energy Services, Inc.(a)            300,000      3,131,250
--------------------------------------------------------------
Marine Drilling Cos., Inc.(a)           225,000      6,018,750
--------------------------------------------------------------
Maverick Tube Corp.(a)                  100,000      2,262,500
--------------------------------------------------------------
National-Oilwell, Inc.(a)                75,000      2,901,563
--------------------------------------------------------------
Newpark Resources, Inc.(a)              200,000      1,912,500
--------------------------------------------------------------
Pride International, Inc.(a)            250,000      6,156,250
--------------------------------------------------------------
Universal Compression Holdings,
  Inc.(a)                               150,000      5,653,125
--------------------------------------------------------------
UTI Energy Corp.(a)                     350,000     11,506,250
--------------------------------------------------------------
Veritas DGC Inc.(a)                     125,000   $  4,037,500
==============================================================
                                                    60,117,813
==============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-2.47%

Louis Dreyfus Natural Gas Corp.(a)      125,000      5,726,563
--------------------------------------------------------------
Mitchell Energy & Development
  Corp.-Class A                          75,000      4,593,750
--------------------------------------------------------------
Newfield Exploration Co.(a)             125,000      5,929,688
--------------------------------------------------------------
Stone Energy Corp.(a)                    70,000      4,518,500
==============================================================
                                                    20,768,501
==============================================================

PHOTOGRAPHY/IMAGING-0.61%

Concord Camera Corp.(a)                 200,000      3,300,000
--------------------------------------------------------------
Pinnacle Systems, Inc.(a)               250,000      1,843,750
==============================================================
                                                     5,143,750
==============================================================

RESTAURANTS-2.05%

P.F. Chang's China Bistro, Inc.(a)      150,000      4,715,625
--------------------------------------------------------------
Panera Bread Co.-Class A(a)             100,000      2,281,250
--------------------------------------------------------------
RARE Hospitality International,
  Inc.(a)                               262,500      5,857,031
--------------------------------------------------------------
Sonic Corp.(a)                          187,500      4,371,094
==============================================================
                                                    17,225,000
==============================================================

RETAIL (COMPUTERS & ELECTRONICS)-0.81%

Tweeter Home Entertainment Group,
  Inc.(a)                               200,000      2,437,500
--------------------------------------------------------------
Ultimate Electronics, Inc.(a)           200,000      4,387,500
==============================================================
                                                     6,825,000
==============================================================

RETAIL (DISCOUNTERS)-0.30%

Factory 2-U Stores Inc.(a)               75,000      2,484,375
==============================================================

RETAIL (FOOD CHAINS)-0.44%

Whole Foods Market, Inc.(a)              60,000      3,667,500
==============================================================

RETAIL (SPECIALTY)-0.81%

Footstar, Inc.(a)                        50,000      2,475,000
--------------------------------------------------------------
Rent-A-Center, Inc.(a)                  125,000      4,312,500
==============================================================
                                                     6,787,500
==============================================================

RETAIL (SPECIALTY-APPAREL)-3.38%

American Eagle Outfitters, Inc.(a)      165,000      6,971,250
--------------------------------------------------------------
Chico's FAS, Inc.(a)                    165,000      3,444,375
--------------------------------------------------------------
Christopher & Banks Corp.(a)            200,000      5,637,500
--------------------------------------------------------------
Gymboree Corp.(a)                       450,000      6,243,750
--------------------------------------------------------------
Too Inc.(a)                             275,000      3,437,500
--------------------------------------------------------------
Wet Seal, Inc.-Class A(a)               130,000      2,673,125
==============================================================
                                                    28,407,500
==============================================================

SERVICES (ADVERTISING/MARKETING)-1.39%

Forrester Research, Inc.(a)              75,000      3,754,688
--------------------------------------------------------------
Professional Detailing, Inc.(a)          75,000      7,932,422
==============================================================
                                                    11,687,110
==============================================================

                                                     MARKET
                                      SHARES         VALUE

SERVICES (COMMERCIAL & CONSUMER)-2.97%

Apollo Group, Inc.-Class A(a)            60,000   $  2,951,250
--------------------------------------------------------------
Cerner Corp.(a)                          60,000      2,775,000
--------------------------------------------------------------
Copart, Inc.(a)                         180,000      3,870,000
--------------------------------------------------------------
Corporate Executive Board Co.
  (The)(a)                              150,000      5,964,844
--------------------------------------------------------------
F.Y.I. Inc.(a)                           80,000      2,950,000
--------------------------------------------------------------
Iron Mountain Inc.(a)                   124,150      4,609,069
--------------------------------------------------------------
Wireless Facilities, Inc.(a)             50,000      1,812,500
==============================================================
                                                    24,932,663
==============================================================

SERVICES (COMPUTER SYSTEMS)-0.66%

Bell Microproducts Inc.(a)              180,000      2,857,500
--------------------------------------------------------------
Insight Enterprises, Inc.(a)            150,000      2,690,625
==============================================================
                                                     5,548,125
==============================================================

SERVICES (EMPLOYMENT)-0.81%

On Assignment, Inc.(a)                  100,000      2,850,000
--------------------------------------------------------------
ProBusiness Services, Inc.(a)           150,000      3,984,375
==============================================================
                                                     6,834,375
==============================================================

SERVICES (FACILITIES &
  ENVIRONMENTAL)-0.57%

Tetra Tech, Inc.(a)                     150,000      4,781,250
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.77%

AirGate PCS, Inc.(a)                    125,000      4,437,500
--------------------------------------------------------------
Alamosa PCS Holdings, Inc.(a)           175,000      1,400,000
--------------------------------------------------------------
Powerwave Technologies, Inc.(a)         250,000   $ 14,625,000
--------------------------------------------------------------
Rural Cellular Corp.-Class A(a)         125,000      3,703,125
--------------------------------------------------------------
SBA Communications Corp.(a)             125,000      5,132,813
--------------------------------------------------------------
Spectrasite Holdings, Inc.(a)           175,300      2,322,725
==============================================================
                                                    31,621,163
==============================================================

TEXTILES (APPAREL)-0.23%

Quicksilver, Inc.(a)                    100,000      1,937,500
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $593,152,551)                                756,273,125
==============================================================

                                     PRINCIPAL
                                      AMOUNT
U.S. TREASURY BILLS-0.12%

5.77%, 03/22/01 (Cost $987,734)(c)  $ 1,000,000(d)      988,207
==============================================================

                                      SHARES
MONEY MARKET FUNDS-9.78%

STIC Liquid Assets Portfolio(e)      41,055,221     41,055,221
--------------------------------------------------------------
STIC Prime Portfolio(e)              41,055,221     41,055,221
==============================================================
    Total Money Market Funds
      (Cost $82,110,442)                            82,110,442
==============================================================
TOTAL INVESTMENTS-99.99%
  (Cost $676,250,727)                              839,371,774
==============================================================
OTHER ASSETS LESS LIABILITIES-0.01%                    117,080
==============================================================
NET ASSETS-100.00%                                $839,488,854
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/00 was $8,204,220 which represented 0.98% of the Fund's net assets.
(c) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $676,250,727)*                                $839,371,774
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,913,059
------------------------------------------------------------
  Fund shares sold                                 1,994,927
------------------------------------------------------------
  Dividends                                          616,287
------------------------------------------------------------
  Advisor                                             17,133
------------------------------------------------------------
Collateral for securities loaned                  81,642,912
------------------------------------------------------------
Other assets                                          60,920
============================================================
    Total assets                                 925,617,012
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              486,255
------------------------------------------------------------
  Fund shares reacquired                           2,323,917
------------------------------------------------------------
  Collateral upon return of securities loaned     81,642,912
------------------------------------------------------------
  Variation margin                                   208,050
------------------------------------------------------------
Accrued advisory fees                                492,803
------------------------------------------------------------
Accrued administrative services fees                  11,024
------------------------------------------------------------
Accrued distribution fees                            814,357
------------------------------------------------------------
Accrued trustees' fees                                 2,081
------------------------------------------------------------
Accrued transfer agent fees                           72,203
------------------------------------------------------------
Accrued operating expenses                            74,556
============================================================
    Total liabilities                             86,128,158
============================================================
Net assets applicable to shares outstanding     $839,488,854
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $566,457,935
____________________________________________________________
============================================================
Class B                                         $231,293,057
____________________________________________________________
============================================================
Class C                                         $ 41,737,862
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           19,002,201
____________________________________________________________
============================================================
Class B                                            8,074,467
____________________________________________________________
============================================================
Class C                                            1,457,822
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      29.81
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.81 divided by
      94.50%)                                   $      31.54
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      28.64
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      28.63
____________________________________________________________
============================================================
* At December 31, 2000, securities with an aggregate market
  value of $76,978,553 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends from affiliated money market funds    $  5,463,452
------------------------------------------------------------
Dividends                                            446,538
------------------------------------------------------------
Interest                                              19,757
------------------------------------------------------------
Security lending                                     774,423
============================================================
    Total investment income                        6,704,170
============================================================

EXPENSES:

Advisory fees                                      6,615,573
------------------------------------------------------------
Administrative services fees                         132,817
------------------------------------------------------------
Custodian fees                                        81,667
------------------------------------------------------------
Distribution fees -- Class A                       2,087,770
------------------------------------------------------------
Distribution fees -- Class B                       2,804,818
------------------------------------------------------------
Distribution fees -- Class C                         493,952
------------------------------------------------------------
Transfer agent fees                                1,156,103
------------------------------------------------------------
Trustees' fees                                        29,665
------------------------------------------------------------
Other                                                143,437
============================================================
    Total expenses                                13,545,802
============================================================
Less: Fees waived                                   (599,419)
------------------------------------------------------------
    Expenses paid indirectly                         (40,914)
============================================================
    Net expenses                                  12,905,469
============================================================
Net investment income (loss)                      (6,201,299)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                           42,146,470
------------------------------------------------------------
  Futures contracts                                2,397,518
============================================================
                                                  44,543,988
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (68,966,114)
------------------------------------------------------------
  Futures contracts                                 (545,916)
============================================================
                                                 (69,512,030)
============================================================
Net gain (loss) from investment securities and
  futures contracts                              (24,968,042)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(31,169,341)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (6,201,299)   $ (1,642,461)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                   44,543,988      13,123,263
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (69,512,030)    223,271,546
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (31,169,341)    234,752,348
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (32,249,183)     (6,938,952)
------------------------------------------------------------------------------------------
  Class B                                                      (13,814,334)     (4,091,568)
------------------------------------------------------------------------------------------
  Class C                                                       (2,482,080)       (691,265)
------------------------------------------------------------------------------------------
  Advisor Class                                                         --        (114,504)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      198,718,621     270,390,201
------------------------------------------------------------------------------------------
  Class B                                                        8,068,136     136,647,909
------------------------------------------------------------------------------------------
  Class C                                                        4,604,853      30,105,480
------------------------------------------------------------------------------------------
  Advisor Class                                                 (8,248,641)      3,770,311
==========================================================================================
    Net increase in net assets                                 123,428,031     663,829,960
==========================================================================================

NET ASSETS:

  Beginning of year                                            716,060,823      52,230,863
==========================================================================================
  End of year                                                 $839,488,854    $716,060,823
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $689,632,226    $483,809,241
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                            --          (1,324)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (13,689,753)       (805,505)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                          163,546,381     233,058,411
==========================================================================================
                                                              $839,488,854    $716,060,823
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares were sold with a front-end sales charge. Class B shares and Class C shares were sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Effective November 8, 1999, the Fund temporarily discontinued sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  At a meeting held on March 14, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund which had invested substantially all of its investable assets in Small Cap Portfolio (the "Portfolio") a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by the Shareholders of the Fund on September 1, 2000 and was completed on September 11, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $6,202,623, undistributed net realized gains decreased by $8,882,639 and paid in capital increased by $2,680,016 as a result of differences due to utilization of a portion of proceeds from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. For the year ended December 31, 2000, AIM reimbursed expenses of $2,913.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $132,817 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $691,166 for such services.

   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,491,264, $2,804,818 and $493,952, respectively, as compensation under the Plans. AIM Distributors waived distribution fees of $596,506 for Class A shares during the period. AIM Distributors received commissions of $137,909 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $12,529 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,485 and reductions in custodian fees of $25,429 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $40,914.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $76,978,553 were on loan to brokers. The loans were secured by cash collateral of $81,642,912 received by the Fund and invested in affiliated money market funds as follows:
$40,821,456 in STIC Liquid Assets Portfolio and $40,821,456 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $774,423 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $672,042,706 and $513,786,715, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $253,832,623
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (91,151,353)
=========================================================
Net unrealized appreciation of investment
  securities                                 $162,681,270
=========================================================
Cost of investments for tax purposes is $676,690,504.

NOTE 7-FUTURES CONTRACTS

On December 31, 2000, $835,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF       MONTH/       MARKET      UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT     VALUE      APPRECIATION
--------               ---------   ----------   ----------   ------------
Russell 2001 Index        38       Mar-01/Buy   $9,287,200     $425,334
_________________________________________________________________________
=========================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                           1999
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    ------------
Sold:
  Class A                                                      7,948,081    $ 289,209,989    15,474,167    $344,003,621
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        990,109       35,383,004     7,141,182     155,840,300
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       205,985        7,307,290     1,410,849      32,179,389
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 12,644          422,564       212,227       5,059,330
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        998,414       29,492,511       228,165       6,579,456
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        462,548       13,136,164       140,437       3,930,835
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        80,902        2,296,000        22,964         642,307
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --               --         3,551         103,864
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares:***
  Class A                                                        224,326        8,401,016            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (221,021)      (8,401,016)           --              --
=======================================================================================================================
Reacquired:
  Class A                                                     (3,609,078)    (128,384,895)   (3,714,103)    (80,192,876)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,144,640)     (40,451,032)   (1,104,856)    (23,123,226)
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (140,487)      (4,998,437)     (122,391)     (2,716,216)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (8,211)        (270,189)      (59,938)     (1,392,883)
=======================================================================================================================
                                                               5,799,572    $ 203,142,969    19,632,254    $440,913,901
_______________________________________________________________________________________________________________________
=======================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)      15.47       3.45       2.20      1.69
===================================================================================================================
    Total from investment operations                             (0.25)      15.38       3.26       2.02      1.64
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
===================================================================================================================
Net asset value, end of period                                $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (0.74)%     90.64%     23.15%     16.23%    13.81%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $566,458    $428,378    $24,737    $10,896    $8,448
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.13%(c)    1.54%      1.76%      1.92%     2.00%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.23%(c)    1.54%      2.20%      2.52%     3.09%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.40)%(c)  (0.38)%    (1.29)%   (1.40)%   (0.38)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%      150%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $596,505,691.

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  30.92    $  16.64    $ 14.06    $ 12.42    $ 11.78
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.40)      (0.24)     (0.29)     (0.26)     (0.14)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)      15.06       3.37       2.17       1.70
===================================================================================================================
    Total from investment operations                             (0.47)      14.82       3.08       1.91       1.56
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)     (0.92)
===================================================================================================================
Net asset value, end of period                                $  28.64    $  30.92    $ 16.64    $ 14.06    $ 12.42
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (1.48)%     89.40%     22.22%     15.47%     13.14%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $231,293    $240,150    $26,448    $21,222    $10,694
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.88%(c)    2.19%      2.40%      2.57%      2.65%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.88%(c)    2.19%      2.85%      3.17%      3.74%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.15)%(c)  (1.03)%    (1.96)%   (2.05)%    (1.03)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%       150%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $280,481,835.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000           1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 30.91          $ 19.03
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.39)           (0.17)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.08)           12.59
===========================================================================================
    Total from investment operations                              (0.47)           12.42
===========================================================================================
Less distributions from net realized gains                        (1.81)           (0.54)
===========================================================================================
Net asset value, end of period                                  $ 28.63          $ 30.91
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   (1.48)%          65.56%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,738          $40,530
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.88%(c)         2.19%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                              1.88%(c)         2.19%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (1.15)%(c)       (1.03)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              62%              56%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not included contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,395,189.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.54%

ALUMINUM-1.96%

Alcoa Inc.                                       1,343,000   $   52,914,200
===========================================================================

APPAREL RETAIL-3.22%

Gap, Inc. (The)                                  3,000,300       87,008,700
===========================================================================

BANKS-7.62%

Bank of America Corp.                            1,436,799       86,251,044
---------------------------------------------------------------------------
Bank One Corp.                                   1,118,000       40,024,400
---------------------------------------------------------------------------
FleetBoston Financial Corp.                      2,013,800       79,444,410
===========================================================================
                                                                205,719,854
===========================================================================

BUILDING PRODUCTS-3.98%

American Standard Cos. Inc.(a)                     735,000       44,173,500
---------------------------------------------------------------------------
Masco Corp.                                      2,529,000       63,123,840
===========================================================================
                                                                107,297,340
===========================================================================

COMPUTER HARDWARE-3.28%

Compaq Computer Corp.                            3,419,900       52,974,251
---------------------------------------------------------------------------
Gateway, Inc.(a)                                 2,152,000       35,400,400
===========================================================================
                                                                 88,374,651
===========================================================================

CONSUMER ELECTRONICS-1.62%

Koninklijke (Royal) Philips Electronics N.V.-
  ADR (Netherlands)                              1,657,098       43,797,100
===========================================================================

CONSUMER FINANCE-2.39%

Providian Financial Corp.                        1,090,000       64,528,000
===========================================================================

DATA PROCESSING SERVICES-5.17%

Ceridian Corp.(a)                                3,920,500       75,155,985
---------------------------------------------------------------------------
Certegy Inc.(a)                                    107,000        2,996,000
---------------------------------------------------------------------------
First Data Corp.                                   954,000       61,294,500
===========================================================================
                                                                139,446,485
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-7.42%

Arbitron Inc.(a)                                   822,300       19,817,430
---------------------------------------------------------------------------
Equifax Inc.                                     1,613,800       59,194,184
---------------------------------------------------------------------------
H&R Block, Inc.                                  1,526,200       98,516,210
---------------------------------------------------------------------------
IMS Health Inc.                                    795,900       22,683,150
===========================================================================
                                                                200,210,974
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.53%

Citigroup Inc.                                   1,217,597       64,337,825
---------------------------------------------------------------------------
Freddie Mac                                      1,153,400       80,738,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          1,905,000       84,963,000
===========================================================================
                                                                230,038,825
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

ELECTRIC UTILITIES-3.57%

Edison International(a)                          2,518,500   $   28,081,275
---------------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                    1,626,400       38,724,584
---------------------------------------------------------------------------
PG&E Corp.(a)                                    2,625,000       29,400,000
===========================================================================
                                                                 96,205,859
===========================================================================

ENVIRONMENTAL SERVICES-3.80%

Waste Management, Inc.                           3,326,167      102,512,467
===========================================================================

FOOD RETAIL-3.06%

Kroger Co. (The)(a)                              3,300,400       82,510,000
===========================================================================

GENERAL MERCHANDISE STORES-1.59%

Target Corp.                                     1,243,600       43,028,560
===========================================================================

HEALTH CARE DISTRIBUTORS &
  SERVICES-1.75%

McKesson HBOC, Inc.                              1,269,900       47,138,688
===========================================================================

HEALTH CARE FACILITIES-2.24%

Health Management Associates, Inc.- Class
  A(a)                                           2,866,300       60,306,952
===========================================================================

INDUSTRIAL CONGLOMERATES-2.64%

Tyco International Ltd. (Bermuda)                1,307,000       71,231,500
===========================================================================

INDUSTRIAL GASES-1.52%

Air Products & Chemicals, Inc.                     895,800       40,982,850
===========================================================================

INDUSTRIAL MACHINERY-2.14%

Parker-Hannifin Corp.                            1,357,600       57,616,544
===========================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.98%

AT&T Corp.                                       1,206,400       26,540,800
===========================================================================

LEISURE PRODUCTS-2.24%

Mattel, Inc.                                     3,196,460       60,477,023
===========================================================================

LIFE & HEALTH INSURANCE-2.55%

UnumProvident Corp.                              2,139,300       68,714,316
===========================================================================

MANAGED HEALTH CARE-1.32%

UnitedHealth Group Inc.                            576,200       35,580,350
===========================================================================

OIL & GAS DRILLING-2.73%

ENSCO International Inc.                         1,043,000       24,406,200
---------------------------------------------------------------------------
Transocean Sedco Forex Inc.                      1,191,698       49,157,543
===========================================================================
                                                                 73,563,743
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.75%

Weatherford International, Inc.(a)                 986,000       47,328,000
===========================================================================

PAPER PRODUCTS-1.74%

International Paper Co.                          1,318,100       47,056,170
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

PROPERTY & CASUALTY INSURANCE-4.04%

MGIC Investment Corp.                              311,900   $   22,656,416
---------------------------------------------------------------------------
Radian Group Inc.                                1,107,396       44,794,168
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  505,700       41,517,970
===========================================================================
                                                                108,968,554
===========================================================================

RESTAURANTS-1.59%

Tricon Global Restaurants, Inc.(a)                 980,000       43,022,000
===========================================================================

SEMICONDUCTORS-2.13%

Altera Corp.(a)                                  1,001,000       29,029,000
---------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                   1,169,000       28,523,600
===========================================================================
                                                                 57,552,600
===========================================================================

SYSTEMS SOFTWARE-4.42%

BMC Software, Inc.(a)                            1,856,800       41,852,272
---------------------------------------------------------------------------
Computer Associates International, Inc.          2,149,900       77,396,400
===========================================================================
                                                                119,248,672
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

TELECOMMUNICATIONS EQUIPMENT-0.55%

Motorola, Inc.                                     895,000   $   14,821,200
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,301,663,624)                         2,523,742,977
===========================================================================

MONEY MARKET FUNDS-8.24%

STIC Liquid Assets Portfolio(b)                111,083,825      111,083,825
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                        111,083,825      111,083,825
===========================================================================
    Total Money Market Funds (Cost
      $222,167,650)                                             222,167,650
===========================================================================
TOTAL INVESTMENTS-101.78% (Cost
  $2,523,831,274)                                             2,745,910,627
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.78%)                           (47,977,917)
===========================================================================
NET ASSETS-100.00%                                           $2,697,932,710
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,523,831,274)*                             $2,745,910,627
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                 42,224,289
-------------------------------------------------------------
  Dividends                                         2,318,489
-------------------------------------------------------------
Collateral for securities loaned                   41,198,579
-------------------------------------------------------------
Other assets                                           98,718
=============================================================
    Total assets                                2,831,750,702
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            87,120,569
-------------------------------------------------------------
  Fund shares reacquired                            2,762,602
-------------------------------------------------------------
  Collateral upon return of securities loaned      41,198,579
-------------------------------------------------------------
Accrued distribution fees                           2,486,352
-------------------------------------------------------------
Accrued operating expenses                            249,890
=============================================================
    Total liabilities                             133,817,992
=============================================================
Net assets applicable to shares outstanding    $2,697,932,710
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $1,294,147,779
_____________________________________________________________
=============================================================
Class B                                        $  974,526,463
_____________________________________________________________
=============================================================
Class C                                        $  429,258,468
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            42,723,989
_____________________________________________________________
=============================================================
Class B                                            33,300,993
_____________________________________________________________
=============================================================
Class C                                            14,668,924
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        30.29
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.29 divided by
      94.50%)                                  $        32.05
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        29.26
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        29.26
_____________________________________________________________
=============================================================

* At June 30, 2001, securities with an aggregate market value of $40,767,608 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $67,047)                                      $  8,111,218
------------------------------------------------------------
Dividends from affiliated money market funds       3,187,390
------------------------------------------------------------
Security lending income                               31,870
============================================================
    Total investment income                       11,330,478
============================================================

EXPENSES:

Advisory fees                                      5,654,998
------------------------------------------------------------
Administrative services fees                          76,554
------------------------------------------------------------
Custodian fees                                        46,193
------------------------------------------------------------
Distribution fees -- Class A                       1,416,274
------------------------------------------------------------
Distribution fees -- Class B                       2,748,775
------------------------------------------------------------
Distribution fees -- Class C                       1,464,869
------------------------------------------------------------
Transfer agent fees                                  928,472
------------------------------------------------------------
Trustees' fees                                        21,815
------------------------------------------------------------
Other                                                542,487
============================================================
    Total expenses                                12,900,437
============================================================
Less: Expenses paid indirectly                       (15,020)
============================================================
    Net expenses                                  12,885,417
============================================================
Net investment income (loss)                      (1,554,939)
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                            4,022,644
------------------------------------------------------------
  Option contracts written                           853,261
============================================================
                                                   4,875,905
============================================================
Change in net unrealized appreciation of
  investment securities                          115,995,234
============================================================
Net gain from investment securities and
  option contracts                               120,871,139
============================================================
Net increase in net assets resulting from
  operations                                    $119,316,200
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   2001             2000
                                                              --------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (1,554,939)   $    564,039
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                      4,875,905         (36,131)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   115,995,234      83,752,016
============================================================================================
    Net increase in net assets resulting from operations         119,316,200      84,279,924
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --        (390,012)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                 --      (2,580,450)
--------------------------------------------------------------------------------------------
  Class B                                                                 --      (1,509,986)
--------------------------------------------------------------------------------------------
  Class C                                                                 --      (1,341,206)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        786,356,423     339,482,816
--------------------------------------------------------------------------------------------
  Class B                                                        692,641,662     163,990,013
--------------------------------------------------------------------------------------------
  Class C                                                        215,930,111     167,386,060
--------------------------------------------------------------------------------------------
  Advisor Class*                                                          --      (1,905,460)
============================================================================================
    Net increase in net assets                                 1,814,244,396     747,411,699
============================================================================================

NET ASSETS:

  Beginning of period                                            883,688,314     136,276,615
============================================================================================
  End of period                                               $2,697,932,710    $883,688,314
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,473,807,362    $778,879,166
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (1,453,138)        101,801
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                               3,499,133      (1,376,772)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               222,079,353     106,084,119
============================================================================================
                                                              $2,697,932,710    $883,688,314
____________________________________________________________________________________________
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $76,554 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $601,674 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $1,416,274, $2,748,775 and $1,464,869, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,097,830 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $51,899 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $12,415 and reductions in custodian fees of $2,605 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $15,020.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $40,767,608 were on loan to brokers. The loans were secured by cash collateral of $41,198,579 received by the Fund and subsequently invested in affiliated money market funds as follows: $20,599,289 in STIC Liquid Assets Portfolio and $20,599,290 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $31,870 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $1,714,370,224 and $119,424,680, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $286,378,271
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (67,730,450)
============================================================================
Net unrealized appreciation of investment
  securities                                                    $218,647,821
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $2,527,262,806.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of period                     --      $      --
---------------------------------------------------------
Written                              4,055        961,003
---------------------------------------------------------
Closed                              (4,055)      (961,003)
=========================================================
End of period                           --      $      --
_________________________________________________________
=========================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                     JUNE 30, 2001                DECEMBER 31, 2000
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
                                                              ----------    --------------    ----------    ------------
Sold:
  Class A                                                     31,247,042    $  909,483,974    14,703,803    $386,242,070
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     26,091,181       735,610,435     7,092,174     181,508,213
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      8,498,229       240,028,410     3,334,246      84,818,331
------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --                --           594          14,010
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --                --       101,545       2,760,834
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --        53,892       1,420,578
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --        42,610       1,123,201
========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                             --                --       574,087      14,532,847
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --       334,747       8,236,922
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --     4,239,045     104,299,371
========================================================================================================================
Conversion of Advisor Class shares to Class A shares:***
  Class A                                                             --                --        84,298       1,882,374
------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --                --       (83,070)     (1,882,374)
========================================================================================================================
Reacquired:
------------------------------------------------------------------------------------------------------------------------
  Class A                                                     (4,313,411)     (123,127,551)   (2,642,468)    (65,935,309)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,547,037)      (42,968,773)   (1,124,966)    (27,175,700)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (868,705)      (24,098,299)     (906,571)    (22,854,843)
------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --                --        (1,561)        (37,096)
========================================================================================================================
                                                              59,107,299    $1,694,928,196    25,802,405    $668,953,429
________________________________________________________________________________________________________________________
========================================================================================================================

* Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
** AIM Advisor Large Cap Value Fund ("Advisor Large Cap Value Fund") transferred all of its assets to the Fund at the open of business June 19, 2000, pursuant to an Agreement and Plan of Reorganization. The Fund assumed all of the liabilities of the Advisor Large Cap Value Fund. Shareholders of the Advisor Large Cap Value Fund were issued full and fractional shares of the applicable class of the Fund. The reorganization, which was approved by the shareholders of Advisor Large Cap Value Fund on May 31, 2000, was accomplished by an exchange of 5,147,879 shares of the Fund for the 8,552,846 shares then outstanding of the Advisor Large Cap Value Fund or its shareholders. Advisor Large Cap Value Fund's net assets, including $6,359,873 of unrealized appreciation were combined with the Fund for total net assets after the reorganization of $402,079,642.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED DECEMBER 31,
                                                               JUNE 30,     ---------------------------------------------------
                                                               2001(a)        2000      1999(a)     1998     1997(a)    1996(a)
                                                              ----------    --------    -------    ------    -------    -------
Net asset value, beginning of period                          $   28.41     $  23.84    $ 18.13    $17.25    $14.65     $12.76
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.01         0.06       0.05      0.04      0.09      (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.87         4.74       5.75      1.16      3.87       1.94
===============================================================================================================================
    Total from investment operations                               1.88         4.80       5.80      1.20      3.96       1.93
===============================================================================================================================
Less distributions:
  Dividends from net investment income                               --        (0.03)        --        --     (0.03)        --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --        (0.20)     (0.09)    (0.32)    (1.33)     (0.04)
===============================================================================================================================
    Total distributions                                              --        (0.23)     (0.09)    (0.32)    (1.36)     (0.04)
===============================================================================================================================
Net asset value, end of period                                $   30.29     $  28.41    $ 23.84    $18.13    $17.25     $14.65
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    6.58%       20.20%     32.04%     7.02%    27.23%     15.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $1,294,148     $448,668    $70,791    $9,074    $7,688     $2,529
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.23%(c)     1.32%      1.69%     1.74%     2.02%      2.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.23%(c)     1.32%      1.71%     2.11%     3.00%      5.51%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets        0.14%(c)     0.49%      0.23%     0.25%     0.56%     (0.10)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                               8%          56%        63%      148%       93%       256%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $816,006,409.

                                                                                            CLASS B
                                                               ------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                     YEAR ENDED DECEMBER 31,
                                                                JUNE 30,     ----------------------------------------------------
                                                                2001(a)        2000      1999(a)     1998      1997(a)    1996(a)
                                                               ----------    --------    -------    -------    -------    -------
Net asset value, beginning of period                            $  27.54     $  23.23    $17.79     $ 17.04    $14.54     $12.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)       (0.02)    (0.09)      (0.08)    (0.01)     (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            1.77         4.53      5.62        1.15      3.83       1.93
=================================================================================================================================
    Total from investment operations                                1.72         4.51      5.53        1.07      3.82       1.83
=================================================================================================================================
Less distributions from net realized gains                            --        (0.20)    (0.09)      (0.32)    (1.32)     (0.04)
=================================================================================================================================
Net asset value, end of period                                  $  29.26     $  27.54    $23.23     $ 17.79    $17.04     $14.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                     6.25%       19.47%    31.13%       6.34%    26.44%     14.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $974,526     $241,157   $55,785     $17,406   $16,717     $5,503
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.88%(c)     1.97%     2.34%       2.39%     2.67%      2.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.88%(c)     1.97%     2.36%       2.76%     3.65%      6.16%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.51)%(c)   (0.16)%   (0.42)%     (0.40)%   (0.09)%    (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                                8%          56%       63%        148%       93%       256%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $554,310,853.

                                                                                  CLASS C
                                                                -------------------------------------------
                                                                                               MAY 3, 1999
                                                                SIX MONTHS                     (DATE SALES
                                                                  ENDED        YEAR ENDED     COMMENCED) TO
                                                                 JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                                 2001(a)          2000           1999(a)
                                                                ----------    ------------    -------------
Net asset value, beginning of period                             $  27.54       $  23.23        $  21.07
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)         (0.02)          (0.06)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.77           4.53            2.31
===========================================================================================================
    Total from investment operations                                 1.72           4.51            2.25
===========================================================================================================
Less distributions from net realized gains                             --          (0.20)          (0.09)
===========================================================================================================
Net asset value, end of period                                   $  29.26       $  27.54        $  23.23
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                      6.21%         19.47%          10.72%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $429,258       $193,863        $  7,669
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.88%(c)       1.97%           2.34%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.88%(c)       1.97%           2.36%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets         (0.51)%(c)     (0.16)%         (0.42)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                 8%            56%             63%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $295,401,773.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-82.25%

AEROSPACE & DEFENSE-2.32%

L-3 Communications Holdings, Inc.(a)                85,000   $  6,485,500
-------------------------------------------------------------------------
Raytheon Co.                                       350,000      9,292,500
=========================================================================
                                                               15,778,000
=========================================================================

APPLICATION SOFTWARE-2.45%

J.D. Edwards & Co.(a)                              680,000      9,615,200
-------------------------------------------------------------------------
Mentor Graphics Corp.(a)                           400,000      7,000,000
=========================================================================
                                                               16,615,200
=========================================================================

AUTO PARTS & EQUIPMENT-0.82%

Gentex Corp.(a)                                    200,000      5,574,000
=========================================================================

BREWERS-1.74%

Coors (Adolph) Co.-Class B                         235,000     11,792,300
=========================================================================

COMMODITY CHEMICALS-0.92%

Valspar Corp. (The)                                175,000      6,212,500
=========================================================================

CONSTRUCTION MATERIALS-1.28%

Martin Marietta Materials, Inc.                    175,000      8,660,750
=========================================================================

CONSUMER ELECTRONICS-0.84%

Harman International Industries, Inc.              150,000      5,713,500
=========================================================================

DATA PROCESSING SERVICES-3.33%

Ceridian Corp.(a)                                  730,000     13,994,100
-------------------------------------------------------------------------
Concord EFS, Inc.(a)                               165,000      8,581,650
=========================================================================
                                                               22,575,750
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.29%

Arbitron Inc.(a)                                   255,000      6,145,500
-------------------------------------------------------------------------
Convergys Corp.(a)                                 230,000      6,957,500
-------------------------------------------------------------------------
H&R Block, Inc.                                    160,000     10,328,000
-------------------------------------------------------------------------
IMS Health Inc.                                    200,000      5,700,000
=========================================================================
                                                               29,131,000
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.79%

Ambac Financial Group, Inc.                         92,500      5,383,500
=========================================================================

ELECTRIC UTILITIES-3.34%

CMS Energy Corp.                                   200,000      5,570,000
-------------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                      320,000      7,619,200
-------------------------------------------------------------------------
Wisconsin Energy Corp.                             400,000      9,508,000
=========================================================================
                                                               22,697,200
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.79%

Molex, Inc.-Class A                                180,875      5,393,692
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.17%

Amphenol Corp.-Class A(a)                          140,000   $  5,607,000
-------------------------------------------------------------------------
Avnet, Inc.                                        230,000      5,156,600
-------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)               120,000      5,190,000
-------------------------------------------------------------------------
Millipore Corp.                                     90,000      5,578,200
=========================================================================
                                                               21,531,800
=========================================================================

ENVIRONMENTAL SERVICES-1.37%

Republic Services, Inc.(a)                         470,000      9,329,500
=========================================================================

GENERAL MERCHANDISE STORES-0.94%

Family Dollar Stores, Inc.                         250,000      6,407,500
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.91%

Laboratory Corp. of America Holdings(a)             80,000      6,152,000
=========================================================================

HEALTH CARE EQUIPMENT-2.17%

Apogent Technologies Inc.(a)                       600,000     14,760,000
=========================================================================

HOUSEHOLD PRODUCTS-1.35%

Clorox Co.                                         270,000      9,139,500
=========================================================================

INDUSTRIAL MACHINERY-4.72%

Ingersoll-Rand Co.                                 120,000      4,944,000
-------------------------------------------------------------------------
Kennametal Inc.                                    250,000      9,225,000
-------------------------------------------------------------------------
Parker-Hannifin Corp.                              185,000      7,851,400
-------------------------------------------------------------------------
SPX Corp.(a)                                        80,000     10,014,400
=========================================================================
                                                               32,034,800
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.39%

Broadwing Inc.(a)                                  229,875      5,620,444
-------------------------------------------------------------------------
CenturyTel, Inc.                                   125,000      3,787,500
=========================================================================
                                                                9,407,944
=========================================================================

LEISURE PRODUCTS-0.71%

Mattel, Inc.                                       256,000      4,843,520
=========================================================================

LIFE & HEALTH INSURANCE-1.60%

Conseco, Inc.                                      795,000     10,851,750
=========================================================================

MANAGED HEALTH CARE-1.58%

First Health Group Corp.(a)                        230,000      5,547,600
-------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                   55,000      5,183,200
=========================================================================
                                                               10,730,800
=========================================================================

OFFICE ELECTRONICS-1.41%

Zebra Technologies Corp.-Class A(a)                195,000      9,578,400
=========================================================================

OFFICE SERVICES & SUPPLIES-1.44%

Herman Miller, Inc.                                405,000      9,801,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

OIL & GAS DRILLING-2.03%

Cooper Cameron Corp.(a)                             80,000   $  4,464,000
-------------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)               145,000      4,529,800
-------------------------------------------------------------------------
Santa Fe International Corp.                       165,000      4,785,000
=========================================================================
                                                               13,778,800
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.01%

BJ Services Co.(a)                                 150,000      4,257,000
-------------------------------------------------------------------------
Smith International, Inc.(a)                        72,000      4,312,800
-------------------------------------------------------------------------
Weatherford International, Inc.(a)                 105,000      5,040,000
=========================================================================
                                                               13,609,800
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.55%

Noble Affiliates Inc.                              105,000      3,711,750
=========================================================================

OIL & GAS REFINING & MARKETING-0.79%

Valero Energy Corp.                                145,000      5,333,100
=========================================================================

PACKAGED FOODS-1.95%

Earthgrains Co. (The)                              335,000      8,710,000
-------------------------------------------------------------------------
Suiza Foods Corp.(a)                                85,000      4,513,500
=========================================================================
                                                               13,223,500
=========================================================================

PHARMACEUTICALS-4.17%

Biovail Corp. (Canada)(a)                          200,000      8,700,000
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)   146,000      9,095,800
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    170,000     10,478,800
=========================================================================
                                                               28,274,600
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.70%

HCC Insurance Holdings, Inc.                       203,300      4,980,850
-------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   80,000      6,568,000
=========================================================================
                                                               11,548,850
=========================================================================

PUBLISHING & PRINTING-0.83%

Reader's Digest Association Inc. (The)-
  Class A                                          195,000      5,606,250
=========================================================================

REINSURANCE-0.99%

Odyssey Re Holdings, Corp.(a)                      370,000      6,685,900
=========================================================================

RESTAURANTS-1.78%

Jack in the Box Inc.(a)                            265,000      6,916,500
-------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                        180,000      5,184,000
=========================================================================
                                                               12,100,500
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

SEMICONDUCTOR EQUIPMENT-5.25%

Brooks Automation, Inc.(a)                          95,000   $  4,379,500
-------------------------------------------------------------------------
Credence Systems Corp.(a)                          240,000      5,817,600
-------------------------------------------------------------------------
DuPont Photomasks, Inc.(a)                         115,000      5,548,750
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                125,000      7,308,750
-------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          140,000      7,950,600
-------------------------------------------------------------------------
Rudolph Technologies, Inc.(a)                       98,000      4,606,000
=========================================================================
                                                               35,611,200
=========================================================================

SEMICONDUCTORS-5.88%

Cirrus Logic, Inc.(a)                              440,000     10,133,200
-------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)              230,000      7,288,700
-------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                     375,000      9,150,000
-------------------------------------------------------------------------
Microchip Technology Inc.(a)                       245,000      8,190,350
-------------------------------------------------------------------------
Xilinx, Inc.(a)                                    125,000      5,155,000
=========================================================================
                                                               39,917,250
=========================================================================

SPECIALTY CHEMICALS-0.89%

Cambrex Corp.                                      120,000      6,069,600
=========================================================================

SPECIALTY STORES-2.82%

Barnes & Noble, Inc.(a)                            250,000      9,837,500
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           240,000      9,316,800
=========================================================================
                                                               19,154,300
=========================================================================

SYSTEMS SOFTWARE-1.86%

BMC Software, Inc.(a)                              325,000      7,325,500
-------------------------------------------------------------------------
Sybase, Inc.(a)                                    320,000      5,264,000
=========================================================================
                                                               12,589,500
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-3.08%

Advanced Fibre Communications, Inc.(a)             510,000     10,710,000
-------------------------------------------------------------------------
Tellabs, Inc.(a)                                   530,000     10,218,400
=========================================================================
                                                               20,928,400
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $470,990,292)                           558,239,206
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
REPURCHASE AGREEMENTS-1.77%

Westdeutsche Landesbank Girozentrale (Germany)
  4.11%, 07/02/01 (Cost $12,000,000)(b)(c)     $12,000,000   $ 12,000,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-16.39%

STIC Liquid Assets Portfolio(d)                 55,624,097   $ 55,624,096
-------------------------------------------------------------------------
STIC Prime Portfolio(d)                         55,624,097     55,624,097
=========================================================================
    Total Money Market Funds (Cost
      $111,248,193)                                           111,248,193
=========================================================================
TOTAL INVESTMENTS-100.41% (Cost $594,238,485)                 681,487,399
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                          (2,794,355)
=========================================================================
NET ASSETS-100.00%                                           $678,693,044
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/29/01 with a maturing value of $250,082,708 and collateralized by U.S. Government obligations.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $594,238,485)*                                $681,487,399
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 5,554,542
------------------------------------------------------------
  Dividends and interest                             512,025
------------------------------------------------------------
Collateral for securities loaned                  54,602,802
------------------------------------------------------------
Other assets                                          39,470
============================================================
    Total assets                                 742,196,238
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,690,864
------------------------------------------------------------
  Fund shares reacquired                           1,014,099
------------------------------------------------------------
  Collateral upon return of securities loaned     54,602,802
------------------------------------------------------------
Accrued advisory fees                                388,511
------------------------------------------------------------
Accrued administrative services fees                  30,675
------------------------------------------------------------
Accrued distribution fees                            639,577
------------------------------------------------------------
Accrued transfer agent fees                           45,011
------------------------------------------------------------
Accrued operating expenses                            91,655
============================================================
    Total liabilities                             63,503,194
============================================================
Net assets applicable to shares outstanding     $678,693,044
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $353,264,871
____________________________________________________________
============================================================
Class B                                         $284,344,919
____________________________________________________________
============================================================
Class C                                         $ 41,083,254
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           14,102,217
____________________________________________________________
============================================================
Class B                                           12,241,260
____________________________________________________________
============================================================
Class C                                            1,770,908
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      25.05
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.05 divided by
      94.50%)                                   $      26.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      23.23
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      23.20
____________________________________________________________
============================================================

* At June 30, 2001, securities with an aggregate market value of $54,057,891 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $4,694)                                       $  1,132,731
------------------------------------------------------------
Dividends from affiliated money market funds       2,120,702
------------------------------------------------------------
Interest                                             130,481
------------------------------------------------------------
Security lending income                               31,224
============================================================
    Total investment income                        3,415,138
============================================================

EXPENSES:

Advisory fees                                      1,992,196
------------------------------------------------------------
Administrative services fees                          60,342
------------------------------------------------------------
Custodian fees                                        19,173
------------------------------------------------------------
Distribution fees -- Class A                         507,862
------------------------------------------------------------
Distribution fees -- Class B                       1,174,568
------------------------------------------------------------
Distribution fees -- Class C                         142,273
------------------------------------------------------------
Transfer agent fees -- Class A                       263,200
------------------------------------------------------------
Transfer agent fees -- Class B                       213,053
------------------------------------------------------------
Transfer agent fees -- Class C                        25,806
------------------------------------------------------------
Trustees' fees                                        11,326
------------------------------------------------------------
Other                                                115,739
============================================================
    Total expenses                                 4,525,538
============================================================
Less: Expenses paid indirectly                       (13,104)
============================================================
    Net expenses                                   4,512,434
============================================================
Net investment income (loss)                      (1,097,296)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities      32,705,449
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (10,570,090)
============================================================
Net gain from investment securities               22,135,359
============================================================
Net increase in net assets resulting from
  operations                                    $ 21,038,063
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,097,296)   $    296,614
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  32,705,449      45,254,552
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (10,570,090)     18,237,197
==========================================================================================
    Net increase in net assets resulting from operations        21,038,063      63,788,363
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (32,973,812)
------------------------------------------------------------------------------------------
  Class B                                                               --     (28,962,310)
------------------------------------------------------------------------------------------
  Class C                                                               --      (2,380,170)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       82,190,631      79,673,859
------------------------------------------------------------------------------------------
  Class B                                                       65,044,748      59,956,998
------------------------------------------------------------------------------------------
  Class C                                                       20,542,202      19,324,215
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --      (2,218,024)
==========================================================================================
    Net increase in net assets                                 188,815,644     156,209,119
==========================================================================================

NET ASSETS:

  Beginning of period                                          489,877,400     333,668,281
==========================================================================================
  End of period                                               $678,693,044    $489,877,400
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $549,508,955    $381,731,374
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (800,682)        296,614
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities    42,735,857      10,030,408
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              87,248,914      97,819,004
==========================================================================================
                                                              $678,693,044    $489,877,400
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Mid Cap Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus

0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $60,342 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $346,920 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $507,862, $1,174,568 and $142,273, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $187,858 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $8,974 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,716 and reductions in custodian fees of $8,388 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $13,104.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $54,057,891 were on loan to brokers. The loans were secured by cash collateral of $54,602,802 received by the Fund and subsequently invested in affiliated money market funds as follows: $27,301,401 in STIC Liquid Assets Portfolio and $27,301,401 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $31,224 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $243,752,333 and $140,486,939, respectively.
  The amount of unrealized appreciation of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $102,873,704
---------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                  (16,621,238)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 86,252,466
_________________________________________________________
=========================================================
Cost of investment for tax purposes is $595,234,933.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001               DECEMBER 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      5,672,578    $139,190,958     4,070,797    $106,892,357
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,157,491      94,837,638     2,612,200      64,245,671
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,129,910      25,640,431       766,820      18,842,465
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         1,493          35,592
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     1,343,990      30,603,452
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     1,281,945      27,163,899
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       105,132       2,224,587
======================================================================================================================
Conversion of Advisor Class Shares to Class A Shares:**
  Class A                                                             --              --        93,124       2,242,422
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (92,129)     (2,242,422)
======================================================================================================================
Reacquired:
  Class A                                                     (2,379,039)    (57,000,327)   (2,304,101)    (60,064,372)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,335,211)    (29,792,890)   (1,290,871)    (31,452,572)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (230,632)     (5,098,229)      (70,810)     (1,742,837)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --          (500)        (11,194)
======================================================================================================================
                                                               7,015,097    $167,777,581     6,517,090    $156,737,048
______________________________________________________________________________________________________________________
======================================================================================================================

* Advisor Class share activity for the period January 1, 2000 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                         2001(a)         2000(a)     1999(a)     1998(a)       1997        1996
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  24.04        $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.01)           0.10       (0.01)      (0.24)      (0.20)       0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          1.02            4.10        6.88       (0.81)       3.00        2.96
=================================================================================================================================
    Total from investment operations                         1.01            4.20        6.87       (1.05)       2.80        2.99
=================================================================================================================================
Less distributions from net realized gains                     --           (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
=================================================================================================================================
Net asset value, end of period                           $  25.05        $  24.04    $  23.48    $  18.97    $  21.01    $  20.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              4.16%          18.76%      37.13%      (4.71)%     14.05%      15.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $353,265        $259,803    $178,550    $180,258    $255,674    $343,427
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.33%(d)        1.37%       1.46%       1.56%       1.37%       1.36%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                (0.09)%(d)       0.38%      (0.07)%     (1.09)%     (0.90)%      0.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        30%             72%         90%        168%        190%        253%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio includes waiver and for periods prior to December 31, 1999 includes expense reductions. Ratio of expense to average net assets excluding waivers and expense reduction were 1.57%, 1.48%, and 1.41% for 1998, 1997, and 1996, respectively.
(d) Ratios are annualized and based on average daily net assets of $292,611,769.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                         2001(a)         2000(a)     1999(a)     1998(a)       1997        1996
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  22.36        $  22.21    $  18.16    $  20.31    $  20.28    $  18.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)          (0.07)      (0.14)      (0.38)      (0.34)      (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.95            3.86        6.55       (0.78)       2.93        2.91
=================================================================================================================================
    Total from investment operations                         0.87            3.79        6.41       (1.16)       2.59        2.80
=================================================================================================================================
Less distributions from net realized gains                     --           (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
=================================================================================================================================
Net asset value, end of period                           $  23.23        $  22.36    $  22.21    $  18.16    $  20.31    $  20.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              3.80%          17.98%      36.25%      (5.41)%     13.35%      14.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $284,345        $210,608    $151,392    $165,447    $255,468    $334,590
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                   1.98%(d)        2.02%       2.11%       2.21%       2.02%       2.01%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                (0.74)%(d)      (0.27)%     (0.72)%     (1.74)%     (1.55)%     (0.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        30%             72%         90%        168%        190%        253%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratio includes waiver and for periods prior to December 31, 1999 includes expense reductions. Ratio of expense to average net assets excluding waivers and expense reduction were 2.22%, 2.13%, and 2.06% for 1998, 1997, and 1996, respectively.
(d) Ratios are annualized and based on average daily net assets of $236,860,467.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                   MAY 3, 1999
                                                                                                   (DATE SALES
                                                              SIX MONTHS ENDED     YEAR ENDED     COMMENCED) TO
                                                                  JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                  2001(a)           2000(a)          1999(a)
                                                              ----------------    ------------    -------------
Net asset value, beginning of period                              $ 22.33           $ 22.19          $19.02
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.08)            (0.07)          (0.10)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.95              3.85            5.63
===============================================================================================================
    Total from investment operations                                 0.87              3.78            5.53
===============================================================================================================
Less distributions from net realized gains                             --             (3.64)          (2.36)
===============================================================================================================
Net asset value, end of period                                    $ 23.20           $ 22.33          $22.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                      3.80%            17.95%          29.98%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $41,083           $19,466          $1,564
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets                              1.98%(c)          2.02%           2.11%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets         (0.74)%(c)        (0.27)%         (0.72)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                                30%               72%             90%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $28,690,324.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-91.65%

AEROSPACE & DEFENSE-0.62%

Aeroflex Inc.(a)                                   300,000   $  3,150,000
-------------------------------------------------------------------------
Engineered Support Systems, Inc.                    40,000      1,567,600
=========================================================================
                                                                4,717,600
=========================================================================

AIRLINES-0.28%

Frontier Airlines, Inc.(a)                         175,000      2,143,750
=========================================================================

APPAREL & ACCESSORIES-0.54%

Fossil, Inc.(a)                                     75,000      1,556,250
-------------------------------------------------------------------------
Quicksilver, Inc.(a)                               100,000      2,500,000
=========================================================================
                                                                4,056,250
=========================================================================

APPAREL RETAIL-5.49%

American Eagle Outfitters, Inc.(a)                 150,000      5,286,000
-------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               210,000      6,247,500
-------------------------------------------------------------------------
Christopher & Banks Corp.(a)                       280,000      9,128,000
-------------------------------------------------------------------------
Deb Shops, Inc.                                    100,000      1,877,000
-------------------------------------------------------------------------
Gymboree Corp. (The)(a)                            450,000      3,825,000
-------------------------------------------------------------------------
Hot Topic, Inc.(a)                                 100,000      3,110,000
-------------------------------------------------------------------------
Too Inc.(a)                                        275,000      7,535,000
-------------------------------------------------------------------------
Wet Seal, Inc. (The)-Class A(a)                    130,000      4,499,300
=========================================================================
                                                               41,507,800
=========================================================================

APPLICATION SOFTWARE-3.02%

Aspen Technology, Inc.(a)                          150,000      3,630,000
-------------------------------------------------------------------------
Catapult Communications Corp.(a)                    50,000      1,125,000
-------------------------------------------------------------------------
Cerner Corp.(a)                                    115,000      4,830,000
-------------------------------------------------------------------------
Eclipsys Corp.(a)                                  150,000      4,215,000
-------------------------------------------------------------------------
Macromedia, Inc.(a)                                 85,000      1,606,500
-------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)             125,000      2,318,750
-------------------------------------------------------------------------
Ulticom, Inc.(a)                                   150,000      5,070,000
=========================================================================
                                                               22,795,250
=========================================================================

BANKS-1.43%

Greater Bay Bancorp                                120,000      2,997,600
-------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         40,000        957,200
-------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               150,250      4,539,052
-------------------------------------------------------------------------
Whitney Holding Corp.                               50,000      2,345,000
=========================================================================
                                                               10,838,852
=========================================================================

BIOTECHNOLOGY-4.16%

Albany Molecular Research, Inc.(a)                 150,000      5,701,500
-------------------------------------------------------------------------
Array Bio Pharma Inc.(a)                           150,000      1,365,000
-------------------------------------------------------------------------
BioSource International, Inc.(a)                   200,000      1,260,000
-------------------------------------------------------------------------
Cephalon, Inc.(a)                                   95,299      6,718,580
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
BIOTECHNOLOGY-(CONTINUED)

Genencor International Inc.(a)                     150,000   $  2,383,500
-------------------------------------------------------------------------
Invitrogen Corp.(a)                                 60,000      4,308,000
-------------------------------------------------------------------------
Large Scale Biology Corp.(a)                       108,000        766,800
-------------------------------------------------------------------------
SangStat Medical Corp.(a)                          300,000      4,914,000
-------------------------------------------------------------------------
Techne Corp.(a)                                    125,000      4,062,500
=========================================================================
                                                               31,479,880
=========================================================================

BROADCASTING & CABLE TV-2.14%

Cox Radio, Inc.-Class A(a)                          45,000      1,253,250
-------------------------------------------------------------------------
Entercom Communications Corp.(a)                    50,000      2,680,500
-------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)        100,000      1,230,000
-------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                         225,000      5,175,000
-------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                         265,000      5,843,250
=========================================================================
                                                               16,182,000
=========================================================================

CASINOS & GAMING-0.47%

Shuffle Master, Inc.(a)                            170,000      3,570,000
=========================================================================

CATALOG RETAIL-1.19%

dELiA*s Corp.-Class A(a)                           225,000      1,800,000
-------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                       150,000      3,675,000
-------------------------------------------------------------------------
J. Jill Group, Inc. (The)
  (Acquired 01/23/01; Cost $3,150,000)(a)(b)(c)    175,000      3,543,750
=========================================================================
                                                                9,018,750
=========================================================================

COMMERCIAL PRINTING-0.24%

Valassis Communications, Inc.(a)                    50,000      1,790,000
=========================================================================

COMMODITY CHEMICALS-0.13%

Summa Industries(a)                                100,000      1,001,000
=========================================================================

COMPUTER & ELECTRONICS RETAIL-1.39%

Tweeter Home Entertainment Group, Inc.(a)          150,000      5,295,000
-------------------------------------------------------------------------
Ultimate Electronics, Inc.(a)                      160,000      5,187,200
=========================================================================
                                                               10,482,200
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Applied Films Corp.(a)                             125,000      2,625,000
-------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. (Israel)(a)     200,000      1,420,000
-------------------------------------------------------------------------
SBS Technologies, Inc.(a)                          100,000      1,892,000
=========================================================================
                                                                5,937,000
=========================================================================

CONSUMER FINANCE-1.67%

AmeriCredit Corp.(a)                               175,000      9,091,250
-------------------------------------------------------------------------
Doral Financial Corp.                               50,000      1,715,000
-------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.-Class C(a)      57,000      1,822,860
=========================================================================
                                                               12,629,110
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

DATA PROCESSING SERVICES-0.66%

FactSet Research Systems Inc.                       65,000   $  2,320,500
-------------------------------------------------------------------------
ProBusiness Services, Inc.(a)                      100,000      2,655,000
=========================================================================
                                                                4,975,500
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.51%

Apollo Group, Inc.-Class A(a)                       75,000      3,183,750
-------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             150,000      6,300,000
-------------------------------------------------------------------------
Education Management Corp.(a)                       60,000      2,403,000
-------------------------------------------------------------------------
F.Y.I. Inc.(a)                                      80,000      3,280,000
-------------------------------------------------------------------------
Iron Mountain Inc.(a)                              124,150      5,566,886
-------------------------------------------------------------------------
Mobile Mini, Inc.(a)                               175,000      5,771,500
=========================================================================
                                                               26,505,136
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.24%

Affiliated Managers Group, Inc.(a)                  30,000      1,845,000
=========================================================================

DIVERSIFIED METALS & MINING-0.13%

Massey Energy Co.                                   50,000        988,000
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.37%

C & D Technologies, Inc.                           150,000      4,650,000
-------------------------------------------------------------------------
II-VI Inc.(a)                                      200,000      3,500,000
-------------------------------------------------------------------------
Power-One, Inc.(a)                                 135,000      2,246,400
=========================================================================
                                                               10,396,400
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.91%

Avnet, Inc.                                        130,500      2,925,810
-------------------------------------------------------------------------
Integrated Measurement Systems, Inc.(a)            150,000      3,292,500
-------------------------------------------------------------------------
Keithley Instruments, Inc.                         180,000      3,834,000
-------------------------------------------------------------------------
KEMET Corp.(a)                                     170,000      3,367,700
-------------------------------------------------------------------------
Kopin Corp.(a)                                     250,000      3,035,000
-------------------------------------------------------------------------
Nanometrics Inc.(a)                                 75,000      2,061,525
-------------------------------------------------------------------------
Optimal Robotics Corp.(a)                           50,000      1,900,000
-------------------------------------------------------------------------
ScanSource, Inc.(a)                                 85,000      4,030,700
-------------------------------------------------------------------------
Tektronix, Inc.(a)                                 200,000      5,430,000
-------------------------------------------------------------------------
Varian Inc.(a)                                     225,000      7,267,500
=========================================================================
                                                               37,144,735
=========================================================================

EMPLOYMENT SERVICES-0.12%

On Assignment, Inc.(a)                              50,000        900,000
=========================================================================

ENVIRONMENTAL SERVICES-0.54%

Tetra Tech, Inc.(a)                                150,000      4,080,000
=========================================================================

FOOD DISTRIBUTORS-1.55%

Performance Food Group Co.(a)                      200,000      6,046,000
-------------------------------------------------------------------------
United Natural Foods, Inc.(a)                      270,000      5,656,500
=========================================================================
                                                               11,702,500
=========================================================================

FOOD RETAIL-0.35%

Whole Foods Market, Inc.(a)                        100,000      2,669,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

GAS UTILITIES-0.60%

Kinder Morgan, Inc.                                 90,000   $  4,522,500
=========================================================================

GENERAL MERCHANDISE STORES-0.27%

Fred's, Inc.                                        80,000      2,060,000
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-5.08%

Accredo Health, Inc.(a)                            175,000      6,508,250
-------------------------------------------------------------------------
Aksys, Ltd.(a)                                     225,000      2,337,750
-------------------------------------------------------------------------
DaVita, Inc.(a)                                    200,000      4,066,000
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                           100,000      5,503,000
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             50,000      3,845,000
-------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)               125,000      3,535,000
-------------------------------------------------------------------------
Professional Detailing, Inc.(a)                     75,000      6,900,000
-------------------------------------------------------------------------
Specialty Laboratories, Inc.(a)                    150,000      5,677,500
=========================================================================
                                                               38,372,500
=========================================================================

HEALTH CARE EQUIPMENT-2.18%

ATS Medical, Inc.(a)                               200,000      3,012,000
-------------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                        100,000      4,480,000
-------------------------------------------------------------------------
Bruker Daltonics, Inc.(a)                          150,000      2,260,500
-------------------------------------------------------------------------
Cytyc Corp.(a)                                     115,000      2,650,750
-------------------------------------------------------------------------
Med-Design Corp. (The)(a)                           66,400      2,001,296
-------------------------------------------------------------------------
Zoll Medical Corp.(a)                               75,000      2,058,750
=========================================================================
                                                               16,463,296
=========================================================================

HEALTH CARE FACILITIES-3.24%

LifePoint Hospitals, Inc.(a)                       300,000     13,284,000
-------------------------------------------------------------------------
Province Healthcare Co.(a)                         150,000      5,293,500
-------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           200,000      5,894,000
=========================================================================
                                                               24,471,500
=========================================================================

HEALTH CARE SUPPLIES-1.45%

Align Technology, Inc.(a)                          275,000      2,156,000
-------------------------------------------------------------------------
ICU Medical, Inc.(a)                               100,000      4,128,000
-------------------------------------------------------------------------
PolyMedica Corp.(a)                                115,000      4,657,500
=========================================================================
                                                               10,941,500
=========================================================================

HOMEBUILDING-0.51%

D.R. Horton, Inc.                                   83,250      1,889,775
-------------------------------------------------------------------------
Toll Brothers, Inc.(a)                              50,000      1,965,500
=========================================================================
                                                                3,855,275
=========================================================================

HOTELS-0.45%

Sun International Hotels Ltd.(a)                   125,000      3,375,000
=========================================================================

INTERNET SOFTWARE & SERVICES-3.01%

Internet Security Systems, Inc.(a)                  50,000      2,428,000
-------------------------------------------------------------------------
Interwoven, Inc.(a)                                100,000      1,690,000
-------------------------------------------------------------------------
Netegrity, Inc.(a)                                 135,000      4,050,000
-------------------------------------------------------------------------
OneSource Information Services, Inc.(a)            250,000      2,100,000
-------------------------------------------------------------------------
SkillSoft Corp.(a)                                 125,000      4,281,250
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
INTERNET SOFTWARE & SERVICES-(CONTINUED)

SonicWALL, Inc.(a)                                 325,000   $  8,193,250
=========================================================================
                                                               22,742,500
=========================================================================

IT CONSULTING & SERVICES-0.37%

Forrester Research, Inc.(a)                        125,000      2,823,750
=========================================================================

MANAGED HEALTH CARE-0.64%

First Health Group Corp.(a)                        200,000      4,824,000
=========================================================================

MOVIES & ENTERTAINMENT-1.00%

Macrovision Corp.(a)                               110,000      7,535,000
=========================================================================

NETWORKING EQUIPMENT-1.45%

Avocent Corp.(a)                                   125,000      2,843,750
-------------------------------------------------------------------------
Stratos Lightwave, Inc.(a)                         151,130      1,964,690
-------------------------------------------------------------------------
Tellium Inc. (Acquired 09/19/2000; Cost
  $6,066,720)(a)(b)(c)                             404,448      6,153,676
=========================================================================
                                                               10,962,116
=========================================================================

OIL & GAS DRILLING-1.57%

Marine Drilling Cos., Inc.(a)                      225,000      4,299,750
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      340,000      6,075,800
-------------------------------------------------------------------------
Pride International, Inc.(a)                        80,000      1,520,000
=========================================================================
                                                               11,895,550
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.27%

Cal Dive International, Inc.(a)                    200,000      4,920,000
-------------------------------------------------------------------------
Dril-Quip, Inc.(a)                                  40,000        861,200
-------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                         125,000      3,933,750
-------------------------------------------------------------------------
Hanover Compressor Co.(a)                          170,000      5,625,300
-------------------------------------------------------------------------
Key Energy Services, Inc.(a)                       300,000      3,252,000
-------------------------------------------------------------------------
Maverick Tube Corp.(a)                             100,000      1,695,000
-------------------------------------------------------------------------
National-Oilwell, Inc.(a)                           75,000      2,010,000
-------------------------------------------------------------------------
Newpark Resources, Inc.(a)                         250,000      2,775,000
-------------------------------------------------------------------------
TETRA Tech, Inc.(a)                                150,000      3,667,500
-------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)            200,000      5,680,000
-------------------------------------------------------------------------
Veritas DGC Inc.(a)                                125,000      3,468,750
-------------------------------------------------------------------------
Willbros Group, Inc. (Panama)(a)                   150,000      1,950,000
=========================================================================
                                                               39,838,500
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.16%

Louis Dreyfus Natural Gas Corp.(a)                 125,000      4,356,250
-------------------------------------------------------------------------
Mitchell Energy & Development Corp.-Class A         75,000      3,468,750
-------------------------------------------------------------------------
Newfield Exploration Co.(a)                        125,000      4,007,500
-------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        85,000      3,388,100
-------------------------------------------------------------------------
Stone Energy Corp.(a)                               25,000      1,107,500
=========================================================================
                                                               16,328,100
=========================================================================

PACKAGED FOODS-0.36%

Hain Celestial Group, Inc.(a)                      125,000      2,750,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

PHARMACEUTICALS-1.60%

Barr Laboratories, Inc.(a)                          75,000   $  5,280,750
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            100,000      5,300,000
-------------------------------------------------------------------------
Pain Therapeutics, Inc.(a)                         200,000      1,530,000
=========================================================================
                                                               12,110,750
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.91%

Fidelity National Financial, Inc.                  100,000      2,457,000
-------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                        90,000      2,205,000
-------------------------------------------------------------------------
Vesta Insurance Group, Inc.                        200,000      2,190,000
=========================================================================
                                                                6,852,000
=========================================================================

PUBLISHING & PRINTING-0.26%

Getty Images, Inc.(a)                               75,000      1,969,500
=========================================================================

RESTAURANTS-2.68%

P.F. Chang's China Bistro, Inc.(a)                 150,000      5,685,000
-------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                        130,000      4,104,100
-------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)            200,000      4,520,000
-------------------------------------------------------------------------
Sonic Corp.(a)                                     187,500      5,949,375
=========================================================================
                                                               20,258,475
=========================================================================

SEMICONDUCTOR EQUIPMENT-3.23%

Asyst Technologies, Inc.(a)                        125,000      1,687,500
-------------------------------------------------------------------------
Brooks Automation, Inc.(a)                         100,000      4,610,000
-------------------------------------------------------------------------
FEI Co.(a)                                         200,000      8,200,000
-------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                           250,000      6,750,000
-------------------------------------------------------------------------
Therma-Wave, Inc.(a)                                75,000      1,430,250
-------------------------------------------------------------------------
Trikon Technologies, Inc.(a)                       125,000      1,750,000
=========================================================================
                                                               24,427,750
=========================================================================

SEMICONDUCTORS-5.19%

Actel Corp.(a)                                     175,000      4,296,250
-------------------------------------------------------------------------
Alpha Industries, Inc.(a)                          150,000      4,432,500
-------------------------------------------------------------------------
AXT, Inc.(a)                                        65,000      1,735,500
-------------------------------------------------------------------------
ChipPac, Inc.(a)                                   200,000      2,088,000
-------------------------------------------------------------------------
Cree, Inc.(a)                                       75,000      1,960,875
-------------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                     100,000      3,379,000
-------------------------------------------------------------------------
Exar Corp.(a)                                       50,000        988,000
-------------------------------------------------------------------------
hi/fn, inc(a)                                      100,000      1,513,000
-------------------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)                 125,000      2,162,500
-------------------------------------------------------------------------
Pixelworks, Inc.(a)                                100,000      3,574,000
-------------------------------------------------------------------------
TranSwitch Corp.(a)                                130,150      1,399,113
-------------------------------------------------------------------------
Virage Logic Corp.(a)                              200,000      3,098,000
-------------------------------------------------------------------------
Virata Corp.(a)                                    225,000      2,666,250
-------------------------------------------------------------------------
Zoran Corp.(a)                                     200,000      5,944,000
=========================================================================
                                                               39,236,988
=========================================================================

SPECIALTY CHEMICALS-0.57%

Cambrex Corp.                                       30,000      1,517,400
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
SPECIALTY CHEMICALS-(CONTINUED)

OM Group, Inc.                                      50,000   $  2,812,500
=========================================================================
                                                                4,329,900
=========================================================================

SPECIALTY STORES-1.57%

Copart, Inc.(a)                                    180,000      5,265,000
-------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             125,000      6,575,000
=========================================================================
                                                               11,840,000
=========================================================================

STEEL-1.23%

Gibraltar Steel Corp.                               65,000      1,274,000
-------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                           200,000      8,020,000
=========================================================================
                                                                9,294,000
=========================================================================

SYSTEMS SOFTWARE-0.69%

Radiant Systems, Inc.(a)                           325,000      5,239,000
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-5.24%

Anaren Microwave, Inc.(a)                          200,000      4,000,000
-------------------------------------------------------------------------
CommScope, Inc.(a)                                 165,000      3,877,500
-------------------------------------------------------------------------
Digital Lightwave, Inc.(a)                         150,000      5,544,000
-------------------------------------------------------------------------
Polycom, Inc.(a)                                   250,000      5,772,500
-------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    246,800      3,578,600
-------------------------------------------------------------------------
REMEC, Inc.(a)                                     120,000      1,488,000
-------------------------------------------------------------------------
SBA Communications Corp.(a)                        125,000      3,093,750
-------------------------------------------------------------------------
Spectrasite Holdings, Inc.(a)                      225,300      1,631,172
-------------------------------------------------------------------------
SymmetriCom, Inc.(a)                               275,000      4,026,000
-------------------------------------------------------------------------
Tollgrade Communications, Inc.(a)                  100,000      2,850,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                                 150,000   $  3,735,000
=========================================================================
                                                               39,596,522
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.93%

AirGate PCS, Inc.(a)                               125,000      6,500,000
-------------------------------------------------------------------------
Alamosa Holdings, Inc.(a)                          150,000      2,445,000
-------------------------------------------------------------------------
Rural Cellular Corp.-Class A(a)                    125,000      5,662,500
=========================================================================
                                                               14,607,500
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $563,789,241)                           692,879,185
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.23%

U.S. TREASURY BILLS-0.23%(d)

3.44%, 09/20/01 (Cost $1,736,613)              $ 1,750,000(e)   1,736,735
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-8.92%

STIC Liquid Assets Portfolio(f)                 33,709,149     33,709,149
-------------------------------------------------------------------------
STIC Prime Portfolio(f)                         33,709,149     33,709,149
=========================================================================
    Total Money Market Funds
      (Cost $67,418,298)                                       67,418,298
=========================================================================
TOTAL INVESTMENTS-100.80% (Cost $632,944,152)                 762,034,218
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.80%)                          (6,022,977)
=========================================================================
NET ASSETS-100.00%                                           $756,011,241
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $9,697,426, which represented 1.28% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $632,944,152)*                                $762,034,218
------------------------------------------------------------
Receivables for:
  Variation margin                                   242,400
------------------------------------------------------------
  Fund shares sold                                   629,049
------------------------------------------------------------
  Dividends                                          308,724
------------------------------------------------------------
Collateral for securities loaned                  98,805,366
------------------------------------------------------------
Other assets                                          67,053
============================================================
    Total assets                                 862,086,810
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,688,989
------------------------------------------------------------
  Fund shares reacquired                           3,903,050
------------------------------------------------------------
  Collateral upon return of securities loaned     98,805,366
------------------------------------------------------------
Accrued distribution fees                            676,309
------------------------------------------------------------
Accrued trustees' fees                                 1,855
============================================================
    Total liabilities                            106,075,569
============================================================
Net assets applicable to shares outstanding     $756,011,241
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $520,340,915
____________________________________________________________
============================================================
Class B                                         $199,529,413
____________________________________________________________
============================================================
Class C                                         $ 36,140,913
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           18,902,520
____________________________________________________________
============================================================
Class B                                            7,570,978
____________________________________________________________
============================================================
Class C                                            1,372,278
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      27.53
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.53 divided by
      94.50%)                                   $      29.13
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      26.35
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      26.34
____________________________________________________________
============================================================

* At June 30, 2001, securities with an aggregate market value of $99,951,191 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated money market funds    $  1,840,352
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $625)                                              206,367
------------------------------------------------------------
Interest                                              29,237
------------------------------------------------------------
Security lending income                              462,978
============================================================
    Total investment income                        2,538,934
============================================================

EXPENSES:

Advisory fees                                      2,685,448
------------------------------------------------------------
Administrative services fees                          63,312
------------------------------------------------------------
Custodian fees                                        32,761
------------------------------------------------------------
Distribution fees -- Class A                         895,458
------------------------------------------------------------
Distribution fees -- Class B                       1,001,928
------------------------------------------------------------
Distribution fees -- Class C                         182,334
------------------------------------------------------------
Transfer agent fees                                  593,493
------------------------------------------------------------
Trustees' fees                                        13,729
------------------------------------------------------------
Other                                                193,773
============================================================
    Total expenses                                 5,662,236
============================================================
Less: Fees waived                                   (255,845)
------------------------------------------------------------
    Expenses paid indirectly                         (12,553)
============================================================
    Net expenses                                   5,393,838
============================================================
Net investment income (loss)                      (2,854,904)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (31,049,010)
------------------------------------------------------------
  Futures contracts                                  658,146
============================================================
                                                 (30,390,864)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (34,030,981)
------------------------------------------------------------
  Futures contracts                                 (135,270)
============================================================
                                                 (34,166,251)
============================================================
Net gain (loss) from investment securities and
  futures contracts                              (64,557,115)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(67,412,019)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (2,854,904)   $ (6,201,299)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                          (30,390,864)     44,543,988
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (34,166,251)    (69,512,030)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (67,412,019)    (31,169,341)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (32,249,183)
------------------------------------------------------------------------------------------
  Class B                                                               --     (13,814,334)
------------------------------------------------------------------------------------------
  Class C                                                               --      (2,482,080)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (1,441,548)    198,718,621
------------------------------------------------------------------------------------------
  Class B                                                      (12,604,380)      8,068,136
------------------------------------------------------------------------------------------
  Class C                                                       (2,019,666)      4,604,853
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --      (8,248,641)
==========================================================================================
    Net increase (decrease) in net assets                      (83,477,613)    123,428,031
==========================================================================================

NET ASSETS:

  Beginning of period                                          839,488,854     716,060,823
==========================================================================================
  End of period                                               $756,011,241    $839,488,854
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $673,566,632    $689,632,226
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (2,854,904)              0
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (44,080,617)    (13,689,753)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                          129,380,130     163,546,381
==========================================================================================
                                                              $756,011,241    $839,488,854
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business of February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
   For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $63,312 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $327,897 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $639,613, $1,001,928 and $182,334, respectively, as compensation under the Plans. For the six months ended June 30, 2001, AIM Distributors waived fees of $255,845 for Class A shares.
  AIM Distributors received commissions of $26,993 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $20,721 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,781 and reductions in custodian fees of $5,772 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,553.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $99,951,191 were on loan to brokers. The loans were secured by cash collateral of $98,805,366 received by the Fund and subsequently invested in affiliated money market funds as follows: $49,402,683 in STIC Liquid Assets Portfolio and $49,402,683 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $462,978 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $141,086,942 and $139,401,243, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $188,383,951
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (59,293,885)
=========================================================
Net unrealized appreciation of investment
  securities                                 $129,090,066
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 7-FUTURES CONTRACTS

On June 30, 2001, $1,125,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                                                                 UNREALIZED
                       NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT              CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
--------              ---------   ------------   -----------   --------------
Russell 2001 Index       48       Sept-01/Long   $12,374,400     $(135,270)
_____________________________________________________________________________
=============================================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001                DECEMBER 31, 2000
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      2,928,770    $ 78,852,280     7,948,081    $ 289,209,989
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        268,160       6,931,517       990,109       35,383,004
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         84,156       2,196,696       205,985        7,307,290
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,644          422,564
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       998,414       29,492,511
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       462,548       13,136,164
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        80,902        2,296,000
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --       224,326        8,401,016
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --      (221,021)      (8,401,016)
=======================================================================================================================
Reacquired:
  Class A                                                     (3,028,451)    (80,293,828)   (3,609,078)    (128,384,895)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (771,649)    (19,535,897)   (1,144,640)     (40,451,032)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (169,700)     (4,216,362)     (140,487)      (4,998,437)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (8,211)        (270,189)
=======================================================================================================================
                                                                (688,714)   $(16,065,594)    5,799,572    $ 203,142,969
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2001            2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                        ----------------    --------    --------    -------    -------    -------
Net asset value, beginning of period                        $  29.81        $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)          (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.21)          (0.12)      15.47       3.45       2.20      1.69
=================================================================================================================================
    Total from investment operations                           (2.28)          (0.25)      15.38       3.26       2.02      1.64
=================================================================================================================================
Less distributions from net realized gains                        --           (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
=================================================================================================================================
Net asset value, end of period                              $  27.53        $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (7.65)%         (0.74)%     90.64%     23.15%     16.23%    13.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $520,341        $566,458    $428,378    $24,737    $10,896    $8,448
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.21%(c)        1.13%       1.54%      1.76%      1.92%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.31%(c)        1.23%       1.54%      2.20%      2.52%     3.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.53)%(c)      (0.40)%     (0.38)%    (1.29)%    (1.40)%   (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           20%             62%         56%       190%       233%      150%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $515,930,703.

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2001            2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                        ----------------    --------    --------    -------    -------    -------
Net asset value, beginning of period                        $  28.64        $  30.92    $  16.64    $ 14.06    $ 12.42    $ 11.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)          (0.40)      (0.24)     (0.29)     (0.26)     (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.12)          (0.07)      15.06       3.37       2.17       1.70
=================================================================================================================================
    Total from investment operations                           (2.19)          (0.47)      14.82       3.08       1.91       1.56
=================================================================================================================================
Less distributions from net realized gains                        --           (1.81)      (0.54)     (0.50)     (0.27)     (0.92)
=================================================================================================================================
Net asset value, end of period                              $  26.35        $  28.64    $  30.92    $ 16.64    $ 14.06    $ 12.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (8.00)%         (1.48)%     89.40%     22.22%     15.47%     13.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $199,529        $231,293    $240,150    $26,448    $21,222    $10,694
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.96%(c)        1.88%       2.19%      2.40%      2.57%      2.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.96%(c)        1.88%       2.19%      2.85%      3.17%      3.74%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (1.28)%(c)      (1.15)%     (1.03)%    (1.96)%    (2.05)%    (1.03)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           20%             62%         56%       190%       233%       150%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $202,046,233.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                   MAY 3, 1999
                                                                                                   (DATE SALES
                                                              SIX MONTHS ENDED     YEAR ENDED     COMMENCED) TO
                                                                  JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                    2001              2000           1999(a)
                                                              ----------------    ------------    -------------
Net asset value, beginning of period                              $ 28.63           $ 30.91          $ 19.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.17)            (0.39)           (0.17)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.12)            (0.08)           12.59
===============================================================================================================
    Total from investment operations                                (2.19)            (0.47)           12.42
===============================================================================================================
Less distributions from net realized gains                             --             (1.81)           (0.54)
===============================================================================================================
Net asset value, end of period                                    $ 26.34           $ 28.63          $ 30.91
_______________________________________________________________________________________________________________
===============================================================================================================
Total return                                                        (8.00)%           (1.48)%          65.56%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)(b)                       $36,141           $41,738          $40,530
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.96%(c)          1.88%            2.19%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.96%(c)          1.88%            2.19%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets         (1.28)%(c)        (1.15)%          (1.03)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                                20%               62%              56%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not included contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $36,768,959.
(d)  Annualized